UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06652

Julius Baer Investment Funds
(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tony Williams 330 Madison Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-297-3600

Date of fiscal year end:	10/31/05

Date of reporting period:	11/01/04 – 4/30/05

Item 1. Reports to Stockholders.

                The semi-annual report is attached.

JULIUS BAER FUNDS

Shareholder Expenses (Unaudited)

As a shareholder of the Julius Baer Global Equity Fund, Julius Baer International Equity Fund, Julius Baer Total Return Bond Fund, or Julius Baer Global High Yield Bond Fund, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in Julius Baer Global Equity Fund, Julius Baer International Equity Fund, Julius Baer Total Return Bond Fund, or Julius Baer Global High Yield Bond Fund and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the funds actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Global Equity Fund Class A

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,034.80	1.62%	$8.17
Hypothetical	1,000.00	1,016.80	1.62%	8.10

Global Equity Fund Class I

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Annualized Expense Raio	Expense Paid during Period
Actual	$1,000.00	$1,068.20	1.15%	$1.56
Hypothetical	1,000.00	1,005.10	1.15%	1.52

International Equity Fund Class A

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Annualized Expense Raio	Expense Paid during Period
Actual	$1,000.00	$1,097.50	1.32%	$6.86
Hypothetical	1,000.00	1,018.20	1.32%	6.61

International Equity Fund Class I

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Annualized Expense Raio	Expense Paid during Period
Actual	$1,000.00	$1,098.30	1.05%	$5.46
Hypothetical	1,000.00	1,019.60	1.05%	5.26

Total Return Bond Fund Class A

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Annualized Expense Raio	Expense Paid during Period
Actual	$1,000.00	$1,034.80	0.86%	$4.34
Hypothetical	1,000.00	1,020.50	0.86%	4.31

Total Return Bond Fund Class I

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Annualized Expense Raio	Expense Paid during Period
Actual	$1,000.00	$1,035.90	0.52%	$2.62
Hypothetical	1,000.00	1,022.20	0.52%	2.61

High Yield Bond Class A

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Annualized Expense Raio	Expense Paid during Period
Actual	$1,000.00	$1,034.80	1.25%	$6.31
Hypothetical	1,000.00	1,018.60	1.25%	6.26

High Yield Bond Class I

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Annualized Expense Raio	Expense Paid during Period
Actual	$1,000.00	$1,013.20	1.00%	$4.99
Hypothetical	1,000.00	1,019.80	1.00%	5.01

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description		Share Amount	Market Value (Note 1)
COMMON STOCKS-90.4%
United States-33.5%
3	COM Corp*	11,027	$34,735
Aetna Inc		2,574	188,854
Alcoa Inc		3,079	89,353
Allstate Corp		3,650	204,984
Altria Group		7,620	495,224
AmerisourceBergen		1,440	88,243
Amgen*		2,950	171,720
Anadarko Petroleum		1,380	100,795
Analog Devices		2,092	71,358
Applied Materials		10,870	161,637
Automatic Data Processing		4,005	173,977
Bank of America		4,380	197,275
Becton Dickinson		4,230	247,540
Boeing Co		2,870	170,822
Bristol-Myers Squibb		6,793	176,618
Brown-Forman Corp-Class B		3,720	206,460
Cardinal Health		2,440	135,591
Citigroup Inc		8,507	399,489
Comcast Corp*		6,510	209,036
Devon Energy		2,740	123,766
Du Pont (E.I.) De Nemours		1,940	91,393
Eastman Kodak		4,740	118,500
Eli Lilly & Co		3,940	230,372
EMC Corp*		16,023	210,222
Express Scripts*		1,262	113,126
Exxon Mobil		9,000	513,270
FedEx Corp		2,040	173,298
General Electric		11,850	428,970
General Mills		3,310	163,514
Genworth Financial-Class A		6,240	174,408
Gilead Sciences*		5,580	207,018
Grant Prideco*		4,840	107,206
Halliburton Co		2,650	110,214

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
United States-Continued
Home Depot	6,510	$230,259
IBM Corp	2,180	166,508
Intel Corp	8,530	200,626
Johnson & Johnson	8,255	566,541
JP Morgan Chase	5,181	183,874
Kellogg Co	4,780	214,861
Linear Technology	2,800	100,072
Macquarie Infrastructure*	16,860	459,435
Maxim Integrated Products	2,240	83,776
McDonald's Corp	6,026	176,622
Merck & Co	7,080	240,012
Merrill Lynch	7,186	387,541
Microsoft Corp	29,144	737,343
Molson Coors Brewing-Class B	1,270	78,423
Morgan Stanley	3,327	175,067
National Oilwell Varco*	2,068	82,182
Noble Corp	3,768	191,791
Northrop Grumman	1,530	83,905
Paccar Inc	1,540	104,566
Parker Hannifin	4,016	240,719
Pepsico Inc	5,044	280,648
Pfizer Inc	8,590	233,390
Procter & Gamble	6,720	363,888
Prudential Financial	7,154	408,851
Rockwell Collins	2,100	96,348
SBC Communications	6,420	152,796
Sprint Corp	4,440	98,834
Sysco Corp	5,220	180,612
Target Corp	2,042	94,769
Tyco International	5,470	171,266
United Parcel Service-Class B	2,002	142,763
United Technologies	1,839	187,063
Verizon Communications	2,960	105,968

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description			Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
United States-Continued
W.W. Grainger			2,940	$162,553
Weyerhaeuser Co			3,022	207,339
Williams Cos			8,026	136,603
Wyeth			4,637	208,387
				14,225,189
United Kingdom-7.2%
Allied Domecq (1)			4,843	63,511
Anglo American (1)			3,545	79,114
Barclays (1)			12,363	127,515
BG Group (1)			11,953	92,526
BP	P	lc (1)	35,268	359,755
BP	P	lc ADR	2,940	179,046
British Airport Authority (1)			7,307	81,070
British Sky Broadcasting (1)			6,509	67,463
Compass Group (1)			9,287	41,607
Diageo Plc (1)			8,870	131,501
Exel Plc (1)			2,650	41,835
GlaxoSmithkline Plc (1)			10,364	261,236
Hilton Group (1)			9,631	50,397
Imperial Tobacco (1)			4,477	128,273
National Grid Transco (1)			3,926	38,687
Pearson Plc (1)			3,207	39,039
Peninsular and Oriental Steam Navigation (1)			18,464	94,900
Peter Hambro Mining* (1)			1,273	13,980
Prudential Plc (1)			4,900	44,251
Reckitt Benckiser (1)			3,309	107,590
Royal Bank of Scotland (1)			2,837	85,717
Shell Transport & Trading (1)			28,862	258,837
Smith & Nephew (1)			10,119	104,322
Tesco Plc (1)			15,187	89,755
Vodafone Group (1)			156,321	408,601
WPP Group (1)			7,775	84,736
				3,075,264

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Germany-5.5%
Adidas-Salomon (1)	1,228	$190,939
Allianz AG (1)	882	105,917
BASF AG (1)	965	62,662
Bayerische Hypo Vereinsbank* (1)	1,802	42,794
Bilfinger and Berger Bau (1)	1,058	49,539
Commerzbank AG* (1)	4,824	105,944
Continental AG (1)	542	40,057
Deutsche Bank (1)	1,185	97,132
Deutsche Telekom (1)	5,484	102,813
E.ON AG (1)	2,587	218,748
Fraport AG (1)	6,911	280,346
Hypo Real Estate Holding* (1)	2,414	100,566
IVG Immobilien (1)	2,440	42,255
Linde AG (1)	636	42,248
Man AG (1)	3,553	149,972
Metro AG (1)	3,721	197,166
Muenchener Rueckversicherungs-Gesellschaft (1)	729	80,244
Premiere AG* (1)	1,024	39,433
Puma AG (1)	273	63,031
RWE AG (1)	1,437	86,181
Siemens AG (1)	3,387	249,075
		2,347,062
Japan-5.3%
Aeon Credit Service (1)	600	39,627
Bank of Yokohama (1)	7,000	40,029
Canon Inc (1)	1,800	93,823
Credit Saison (1)	4,000	136,863
Denso Corp (1)	2,200	51,975
Fuji Photo Film (1)	1,500	49,664
Fuji Television Network (1)	34	71,658
Hitachi Ltd (1)	16,000	93,989
Honda Motor (1)	3,156	151,983
Japan Tobacco (1)	10	128,720

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Japan-Continued
Kao Corp (1)	4,000	$91,956
Matsushita Electric Industrial (1)	7,000	102,541
Mitsubishi Tokyo Financial (1)	22	191,010
Mizuho Financial (1)	24	112,891
Nikko Securities (1)	5,053	23,630
Nissan Motor (1)	4,859	47,969
Nomura Holdings (1)	8,816	112,065
Sanyo Electric (1)	15,273	44,072
Seiyu Ltd* (1)	17,000	28,059
Sharp Corp (1)	1,763	27,573
Shiseido Co (1)	3,000	38,201
Sony Corp (1)	3,348	123,447
Sumitomo Mitsui Financial (1)	13	84,006
Takeda Chemical Industries (1)	700	34,093
Takefuji Corp (1)	510	32,275
Tokyo Broadcasting System (1)	3,800	71,505
Toyota Motor (1)	5,900	214,714
Uni-Charm Corp (1)	700	31,301
		2,269,639
France-5.3%
Alcatel Alsthom* (1)	5,175	55,870
Altran Technologies* (1)	4,918	40,287
Atos Origin* (1)	459	27,708
Autoroutes du Sud de la France (1)	850	44,118
Axa (1)	1,658	41,003
BNP Paribas (1)	2,568	169,753
Bouygues SA (1)	3,399	135,922
Carrefour SA (1)	1,088	53,044
Groupe Steria (1)	130	4,937
JC Decaux* (1)	1,263	33,447
Lafarge SA (1)	842	76,817
LVMH SA (1)	3,370	238,912
Nexity* (1)	1,209	46,337

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
France-Continued
Pernod-Ricard (1)	737	$112,005
Pinault-Printemps-Redoute (1)	514	50,719
Renault SA (1)	348	29,241
Sanofi-Synthelabo (1)	2,539	225,546
Societe Des Autoroutes Paris* (1)	231	12,714
Societe Television Francaise 1 (1)	2,010	57,080
Suez SA (1)	1,775	48,643
Thales SA (1)	2,514	102,251
Total Fina-Class B (1)	1,984	441,695
Vinci SA (1)	929	140,022
Vivendi Universal (1)	2,623	78,176
		2,266,247
Italy-3.3%
Assicurazioni Generali (1)	2,037	62,864
Autostrada Torino-Milano (1)	1,478	30,449
Banca Intesa (1)	45,019	206,725
Banca Monte dei Paschi di Siena (1)	17,962	63,267
Banca Nazionale del Lavoro* (1)	9,746	30,790
Banca Popolare di Milano (1)	6,873	65,566
Banche Popolari Unite (1)	3,284	69,848
Beni Stabili (1)	37,444	38,305
Buzzi Unicem (1)	2,761	40,134
Capitalia SpA (1)	21,143	113,802
Cassa di Risparmio Di Firenze (1)	25,125	64,709
Credito Emiliano (1)	5,802	66,753
Enel SpA (1)	7,591	72,271
Eni SpA (1)	3,400	85,663
Mediobanca SpA (1)	3,961	65,419
Saipem SpA (1)	5,811	72,902
Sanpaolo IMI (1)	6,970	103,624
Telecom Italia (1)	25,217	85,754
UniCredito Italiano (1)	7,883	44,372
		1,383,217

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Poland-2.9%
Agora SA* (1)	421	$7,639
Bank PEKAO (1)	10,920	431,761
Bank Prezemyslowo-Handlowy (1)	496	70,997
Budimex* (1)	2,533	36,191
CCC SA* (1)	2,837	11,875
Pko Bank Polski* (1)	68,961	525,086
Polski Koncern Miesy Duda* (1)	14,460	47,010
Telekomunikacja Polska (1)	16,117	89,799
		1,220,358
Sweden-2.8%
Autoliv Inc (1)	1,189	53,073
Capio AB* (1)	2,800	43,483
ForeningsSparbanken AB (1)	5,600	132,105
Getinge AB-Class B (1)	4,400	63,280
Lindex AB (1)	300	13,079
Modern Times Group-Class B* (1)	2,500	77,244
Nordea AB (1)	22,000	209,408
Skandia Forsakrings (1)	10,000	47,121
Skandinaviska Enskilda Banken (1)	11,800	208,737
Skanska AB-Class B (1)	19,700	237,676
Svenska Handelsbanken-Class A (1)	4,095	92,311
Telia AB (1)	5,500	28,842
		1,206,359
Switzerland-2.8%
BKW FMB Energie (1)	25	14,565
Credit Suisse (1)	1,777	75,111
Holcim Ltd (1)	1,339	81,723
Nestle SA-Registered (1)	959	252,871
Novartis AG-Registered (1)	4,134	202,002
Roche Holding (1)	2,905	352,892
SGS SA (1)	49	33,284
The Swatch Group-Class B (1)	1,367	175,737
		1,188,185

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Russia-2.4%
Avtovaz Sponsored GDR	400	$10,400
JSC MMC Norilsk Nickel ADR	1,700	95,540
LUKOIL ADR	2,000	272,300
OAO Gazprom ADR*	2,600	87,750
Sberbank RF*	651	425,103
Tyumen Oil*	7,088	29,415
Uralsvyazinform ADR	5,300	38,160
VolgaTelecom ADR	6,400	42,624
		1,001,292
Austria-2.1%
Bank Austria Creditanstalt (1)	2,284	211,364
Erste Bank der Oesterreichischen Sparkassen* (1)	4,314	209,081
Flughafen Wien (1)	457	29,713
OMV AG (1)	447	137,924
Raiffeisen International Bank Holding* (1)	2,976	153,675
Telekom Austria (1)	4,484	86,449
Wienerberger AG* (1)	1,564	66,353
		894,559
Turkey-2.1%
Akbank TAS (1)	39,170	188,787
Alarko Gayrimenkul Yatirum Ortakligi* (1)	124	2,251
Dogan Sirketler Grubu* (1)	50,614	108,212
Haci Omer Sabanci (1)	47,753	139,482
Koc Holding (1)	24,032	89,678
Petkim Petrokimya Holding* (1)	5,222	18,988
Turkcell Iletisim Hizmetleri (1)	4,222	25,972
Turkiye Garanti Bankasi* (1)	45,176	161,284
Turkiye Is Bankasi (1)	28,246	143,742
		878,396
Hungary-1.8%
Matav Rt (1)	17,751	78,423
OTP Bank (1)	22,205	685,729
		764,152

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Australia-1.5%
BHP Billiton (1)	14,493	$183,066
Brambles Industries (1)	6,319	38,861
Macquarie Airports (1)	14,596	38,393
Macquarie Infrastructure (1)	10,832	30,876
Newcrest Mining (1)	12,355	143,341
News Corp (1)	3,733	59,092
Patrick Corp (1)	9,215	39,200
Rio Tinto (1)	2,641	85,734
		618,563
Belgium-1.2%
Almancora (1)	427	36,854
Belgacom SA (1)	898	34,561
Fortis (1)	3,873	107,994
KBC Groupe (1)	4,004	317,851
		497,260
Romania-1.1%
Impact SA	52,000	11,502
Romanian Bank for Development*	179,500	280,171
SNP Petrom*	1,640,539	184,365
		476,038
Spain-1.1%
ACS Actividades de Construccion y Servicios (1)	1,679	41,084
Altadis SA (1)	1,550	65,989
Cintra Concesiones De Infrae* (1)	4,683	50,308
Fadesa SA* (1)	2,531	57,487
Grupo Ferrovial (1)	2,954	168,952
Inditex SA (1)	1,457	43,368
Promotora de Informaciones (1)	2,146	40,920
		468,108
Czech Republic-1.1%
CEZ (1)	4,029	69,197
Komercni Banka (1)	3,050	386,226
		455,423

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Canada-1.0%
Bema Gold*	7,641	$15,648
Centerra Gold*	242	3,664
Eldorado Gold*	3,929	9,392
Encana Corp	3,544	227,446
Ivanhoe Mines*	744	5,140
Petro-Canada	668	37,186
Talisman Energy	1,060	32,072
Teck CominCo-Class B	1,518	49,171
Telesystem International Wireless*	3,218	49,396
		429,115
Norway-0.9%
Norsk Hydro (1)	2,140	169,112
Statoil ASA (1)	9,600	169,563
Tomra Systems (1)	7,600	27,952
		366,627
Denmark-0.9%
Chr Hansen Holding-Class B (1)	320	51,698
Danske Bank (1)	4,014	117,964
Kobenhavns Lufthavne (1)	500	112,341
Royal UNIBREW (1)	550	42,567
Vestas Wind Systems* (1)	3,200	40,606
		365,176
Finland-0.8%
Fortum Oyj (1)	2,800	42,527
KCI Konecranes (1)	950	37,366
Neste Oil* (1)	2,221	49,775
Nokia Oyj (1)	8,750	140,276
Nokia Oyj ADR	1,000	15,980
Stockman Oyj-Class B (1)	1,250	41,938
		327,862

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Netherlands-0.6%
ABN Amro Holding (1)	4,404	$108,131
Aegon NV (1)	3,068	38,611
Efes Breweries International GDR*†	200	6,300
Heineken NV (1)	2,296	73,191
Royal Numico* (1)	936	38,886
		265,119
Mexico-0.5%
Fomento Economico Mexicano	6,700	34,137
Grupo Aeroportuario del Sureste ADR	550	16,258
Grupo Financiero Banorte	23,480	151,183
		201,578
Cayman Islands-0.4%
ACE Ltd	4,210	180,862
South Korea-0.4%
Samsung Electronics (1)	371	170,213
South Africa-0.3%
Nedcor ADR*	5,700	141,930
Indonesia-0.3%
PT Bank Mandiri Persero (1)	430,500	72,686
Telekomunikasi Indonesia (1)	132,000	58,790
		131,476
Hong Kong-0.2%
China Merchants Holdings International (1)	26,000	50,894
Clear Media* (1)	16,000	14,373
Texwinca Holdings (1)	34,000	28,395
		93,662
Croatia-0.2%
Atlantska Plovidba*	102	11,592
Dom Holding*	528	14,004
Ericsson Nikola Tesla*	84	29,169
Institut Gradevinarstva	18	5,370

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Croatia-Continued
Podravka Prehrambena Industija*	492	$23,729
Proficio Dd*	347	4,321
Validus Dd*	205	2,517
Viadukt Dd*	32	1,807
		92,509
China-0.2%
Beijing Capital International Airport-Class H (1)	34,000	11,967
Weiqiao Textile (1)	26,500	35,009
Wumart Stores-Class H (1)	16,000	26,065
		73,041
Luxembourg-0.2%
SBS Broadcasting*	1,400	64,540
Ireland-0.1%
Dragon Oil* (1)	37,034	63,686
Portugal-0.1%
Banco Comercial Portugues (1)	20,432	55,026
New Zealand-0.1%
Auckland International Airport (1)	29,736	43,438
Brazil-0.1%
Cia Vale Do Rio Doce ADR	1,394	37,568
Bermuda-0.1%
Central European Media-Class A*	500	23,000
Greece-0.0%
National Bank of Greece (1)	381	12,801
TOTAL COMMON STOCKS (Cost $37,006,710)		38,374,540
PREFERRED STOCKS-0.2%
Germany-0.2%
ProsiebenSat.1 Media (1)	4,962	85,502
Croatia-0.0%
Adris Grupa	32	22,480
TOTAL PREFERRED STOCKS (Cost $115,446)		107,982

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
INVESTMENT FUNDS-5.2%
United States-2.8%
SPDR Trust Series 1	10,159	$1,175,904
United Kingdom-2.3%
IShares PLC-IFTSE 100 Fund (1)	105,835	984,530
Romania-0.1%
SIF 1 Banat Crisana Arad*	19,500	8,139
SIF 2 Moldova Bacau	21,000	7,867
SIF 3 Transilvania Brasov	16,000	7,421
SIF 4 Muntenia Bucuresti*	29,000	8,277
SIF 5 Oltenia Craiova	18,500	8,250
		39,954
TOTAL INVESTMENT FUNDS (Cost $2,234,501)		2,200,388
WARRANTS-0.1%
India-0.1%
Bharti Televentures Warrants, Expires 04/03/2006 (Cost $42,533)*	8,485	40,796

	Currency	Face Value
STRUCTURED NOTES-0.5%
Philippines-0.4%
Philippines Notes, due 10/17/2005*†	USD	11	160,296
India-0.1%
CLSA Bharti Televentures, due 01/25/2010*†	USD	11,296	53,561
TOTAL STRUCTURED NOTES (Cost $234,933)			213,857

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Currency	Face Value	Market Value (Note 1)
REPURCHASE AGREEMENTS-0.1%
United States-0.1%
Investors Bank & Trust Company Repurchase Agreement,
dated 04/29/2005, due 05/02/2005, with a maturity value of
$38,064 and an effective yield of 2.01%, collateralized by
a Small Business Administration Obligation, with a rate of
6.25%, a maturity of 09/25/2023, and an aggregate market
value of $39,961 (Cost $38,058)	USD	38,058	$38,058
	TOTAL INVESTMENTS-96.5% (Cost $39,672,181)		40,975,621
Other Assets and Liabilities (Net)-3.5%			1,489,715
	TOTAL NET ASSETS-100.0%		$42,465,336

Notes to the Portfolio of Investments:

  ADR  American Depositary Receipt

  GDR  Global Depositary Receipt

  (1)  Security valued at fair value as determined by policies approved by the board of directors.

  *  Non-income producing security.

  †  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

    Aggregate cost for federal income tax purposes was $39,793,850.

Glossary of Currencies
USD	-	United States Dollar

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

April 30, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Depreciation
05/03/05	CHF	17,000	14,281	14,281	$0
05/04/05	GBP	11,110	21,217	21,218	(1)
08/31/05	JPY	42,000,000	404,741	405,327	(586)
			Net unrealized depreciation on forward foreign exchange contracts to buy		$(587)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
05/02/05	CHF	20,391	17,129	17,071	$(58)
06/27/05	CZK	2,146,234	90,932	93,100	2,168
08/31/05	CZK	2,995,600	127,286	133,494	6,208
10/11/05	CZK	323,873	13,789	14,000	211
10/21/05	CZK	4,646,187	197,919	201,600	3,681
05/03/05	EUR	11,068	14,288	14,280	(8)
05/04/05	EUR	16,459	21,248	21,218	(30)
06/29/05	HUF	17,379,590	88,274	90,300	2,026
07/08/05	HUF	18,656,640	94,660	96,000	1,340
07/21/05	HUF	47,125,041	238,753	243,300	4,547
05/02/05 NOK		326,253	51,839	51,630	(209)
06/27/05	PLN	577,920	173,787	180,600	6,813
07/08/05	PLN	212,810	63,954	66,000	2,046
07/21/05	PLN	2,082,336	625,303	639,900	14,597
06/24/05 TRY		256,615	181,511	181,200	(311)
06/27/05 TRY		215,887	152,555	153,700	1,145
06/30/05 TRY		310,458	219,170	215,200	(3,970)
10/07/05 TRY		207,110	141,408	143,000	1,592
10/20/05 TRY		879,166	597,668	602,400	4,732
			Net unrealized appreciation on forward foreign exchange contracts to sell		$46,520

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS-(Continued)

April 30, 2005 (Unaudited)

Glossary of Currencies
CHF	-	Swiss Franc	JPY	-	Japanese Yen

CZK	-	Czech Koruna	NOK	-	Norwegian Krone

EUR	-	Euro	PLN	-	Polish Zloty

GBP	-	British Pound Sterling	TRY	-	Turkish Lira

HUF	-			Hungarian Forint

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)

April 30, 2005

(Percentage of Net Assets)

At April 30, 2005, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 1)
INDUSTRY SECTOR
Financials	32.5%	$13,807,762
Industrials	12.8	5,421,248
Consumer Staples	9.5	4,036,450
Energy	9.0	3,814,477
Consumer Discretionary	8.9	3,799,795
Healthcare	7.9	3,338,870
Information Technology	5.3	2,272,468
Telecommunications	4.3	1,824,521
Materials	3.8	1,636,700
Utilities	2.3	985,272
Cash & Cash Equivalents	0.1	38,058
Total Investments	96.5	40,975,621
Other Assets and Liabilities (Net)	3.5	1,489,715
Net Assets	100.0%	$42,465,336

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description			Share Amount	Market Value (Note 1)
COMMON STOCKS-90.4%
United Kingdom-11.1%
Allied Domecq (2)			1,194,860	$15,669,434
Anglo American (2)			538,038	12,007,421
Associated British Ports (2)			2,603,980	22,986,651
Barclays (2)			3,908,012	40,308,148
BG Group (2)			7,580,696	58,680,875
BP	P	lc (2)	20,596,220	210,094,218
British Airport Authority (2)			1,787,435	19,831,212
British Land (2)			423,085	6,632,336
British Sky Broadcasting (2)			1,612,020	16,707,833
Burberry Group (2)			917,810	6,337,782
Cadbury Schweppes (2)			2,763,519	27,826,893
Compass Group (2)			3,975,460	17,810,798
Diageo Plc (2)			5,832,914	86,475,065
Exel Plc (2)			736,467	11,626,532
Forth Ports (2)			183,887	4,477,726
GlaxoSmithkline Plc (2)			4,320,623	108,905,862
Highland Gold Mining (2)			2,838,863	10,127,337
Hilton Group (2)			2,517,114	13,171,413
Imperial Tobacco (2)			1,943,179	55,675,296
National Grid Transco (2)			1,254,583	12,362,586
Pearson Plc (2)			1,118,689	13,617,902
Peninsular and Oriental Steam Navigation (2)			5,999,949	30,838,164
Peter Hambro Mining* (2)			1,634,444	17,949,790
Prudential Plc (2)			3,849,425	34,763,188
Rank Group (2)			1,460,915	7,260,007
Reckitt Benckiser (2)			1,313,624	42,711,552
Reed Elsevier (2)			1,327,074	12,996,794
Royal Bank of Scotland (2)			994,632	30,051,720
Scottish & Southern Energy (2)			423,072	7,603,121
Shell Transport & Trading (2)			8,283,887	74,290,738
Smith & Nephew (2)			2,717,429	28,015,295
Tesco Plc (2)			11,562,864	68,336,237
Vodafone Group (2)			78,704,720	205,723,148

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
United Kingdom-Continued
William Hill (2)	853,584	$8,801,407
WPP Group (2)	1,832,990	19,976,904
		1,360,651,385
Japan-10.6%
Acom Company (2)	126,700	8,157,558
Aeon Credit Service (2)	261,366	17,261,779
Aiful Corp (2)	56,400	4,213,285
Aisin Seiki (2)	354,400	7,708,224
Asahi Glass (2)	664,000	7,360,071
Astellas Pharma (2)	345,100	12,535,675
Bank of Fukuoka (1) (2)	696,000	4,221,727
Bank of Yokohama (2)	2,099,000	12,003,115
Bridgestone Corp (2)	480,000	9,218,172
Canon Inc (2)	1,148,059	59,841,140
Casio Computer (2)	271,100	3,716,768
Chiba Bank (2)	645,000	3,977,402
Credit Saison (2)	1,000,595	34,236,105
Dai Nippon Printing (2)	422,000	6,778,972
Daihatsu Motor (2)	386,000	3,090,002
Denso Corp (2)	1,182,957	27,947,342
East Japan Railway (2)	2,738	14,254,892
Exedy Corp (1) (2)	171,600	2,871,979
Fuji Photo Film (2)	696,556	23,062,426
Fuji Television Network (2)	5,840	12,308,276
Hitachi Credit (2)	540,800	10,270,624
Hitachi Ltd (2)	962,391	5,653,397
Honda Motor (2)	1,233,949	59,422,963
Ibiden Company (1) (2)	251,900	5,335,392
Ito En (1) (2)	128,300	6,298,670
Ito-Yokado (2)	372,717	12,791,987
Japan Tobacco (2)	7,918	101,920,384
Joyo Bank (2)	912,000	4,562,765
Jupiter Telecommunications* (2)	2,072	1,649,068

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Japan-Continued
Kao Corp (2)	1,812,216	$41,661,025
Koito Manufacturing (2)	1,405,148	13,835,774
Kyocera Corp (2)	77,700	5,680,492
Matsushita Electric Industrial (2)	5,227,687	76,578,868
Mitsubishi Tokyo Financial (2)	11,201	97,249,970
Mizuho Financial (2)	9,840	46,285,321
Nidec Corp (2)	129,600	15,207,038
Nikko Securities (2)	1,514,343	7,081,571
Nissan Motor (2)	2,425,490	23,945,123
Nissin Food Products (2)	235,700	6,259,098
Nitto Denko (2)	426,100	23,269,747
Nomura Holdings (2)	3,059,699	38,893,664
NTT Corp (2)	1,542	6,455,249
NTT DoCoMo (2)	8,607	13,302,490
Orix Corp (2)	33,600	4,579,136
Ricoh Company (2)	306,000	4,886,573
Sanyo Electric (1) (2)	1,176,642	3,395,314
Secom Co (2)	148,500	5,953,385
Seiyu Ltd* (1) (2)	4,172,625	6,887,072
Sharp Corp (2)	656,998	10,275,279
Shin-Etsu Chemical (2)	439,600	16,256,550
Shiseido Co (2)	2,031,344	25,866,236
SMC Corp (2)	44,495	4,691,204
Sony Corp (2)	1,004,283	37,029,910
Sumitomo Heavy Industries (2)	1,249,000	5,077,740
Sumitomo Mitsui Financial (1) (2)	5,965	38,545,827
Sumitomo Trust & Banking (2)	1,870,653	11,706,655
Takeda Chemical Industries (2)	318,800	15,526,991
Takefuji Corp (2)	195,860	12,394,794
TDK Corp (2)	86,700	6,070,463
Terumo Corp (2)	247,000	7,351,413
Tokyo Broadcasting System (2)	1,967,000	37,013,226
Toppan Printing (2)	597,000	6,528,053
Toyota Motor (2)	3,355,195	122,102,846

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Japan-Continued
Uni-Charm Corp (2)	430,363	$19,243,822
Yamaha Motor (2)	522,300	9,170,892
		1,308,928,971
France-9.1%
Accor SA (2)	125,691	5,763,131
Alcatel Alsthom* (1) (2)	3,960,019	42,752,618
Altran Technologies* (1) (2)	1,391,949	11,402,546
Atos Origin* (2)	198,649	11,991,852
Autoroutes du Sud de la France (2)	367,961	19,098,377
Axa (1) (2)	434,360	10,741,964
BNP Paribas (2)	953,288	63,015,466
Bouygues SA (1) (2)	1,197,031	47,867,871
Carrefour SA (1) (2)	1,043,826	50,890,341
Compagnie de Saint-Gobain (2)	270,630	15,319,836
France Telecom* (2)	660,977	19,410,526
Gecina SA (2)	71,854	8,152,180
Generale de Sante (2)	1,052,597	22,024,517
Groupe Steria (2)	52,199	1,982,287
Havas SA (1) (2)	2,655,566	16,866,865
JC Decaux* (2)	302,180	8,002,359
Lafarge SA (2)	150,608	13,740,285
L'Air Liquide (2)	33,280	5,958,033
LVMH SA (1) (2)	1,315,101	93,232,611
Nexity* (2)	335,297	12,850,891
Pernod-Ricard (1) (2)	305,801	46,473,684
Pinault-Printemps-Redoute (1) (2)	146,898	14,495,231
Publicis Groupe (2)	221,129	6,348,112
Renault SA (2)	167,250	14,053,339
Sanofi-Synthelabo (2)	1,630,085	144,804,754
Societe Des Autoroutes Paris* (2)	70,546	3,882,682
Societe Television Francaise 1 (1) (2)	935,834	26,576,009
Suez SA (1) (2)	1,079,898	29,594,324
Thales SA (1) (2)	881,524	35,853,960

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
France-Continued
Total Fina-Class B (2)	1,012,677	$225,450,788
Veolia Environnement (2)	706,307	26,714,348
Vinci SA (1) (2)	282,603	42,594,925
Vivendi Universal (1) (2)	710,292	21,169,531
		1,119,076,243
Germany-7.5%
Adidas-Salomon (1) (2)	272,104	42,308,925
Allianz AG (1) (2)	462,095	55,491,934
BASF AG (1) (2)	542,734	35,242,468
Bayerische Hypo Vereinsbank* (2)	1,087,369	25,822,602
Bilfinger and Berger Bau (2)	244,248	11,436,454
Commerzbank AG* (1) (2)	2,443,291	53,659,309
Continental AG (2)	164,643	12,168,192
Deutsche Bank (1) (2)	528,491	43,319,243
Deutsche Post (2)	457,765	10,752,213
Deutsche Telekom (1) (2)	2,208,155	41,398,092
E.ON AG (1) (2)	1,354,999	114,574,359
Fraport AG (1) (2)	1,549,061	62,837,860
Freenet.de AG (1) (2)	92,355	2,071,243
Fresenius Medical Care (1) (2)	137,175	11,047,831
Henkel KGAA (1) (2)	238,352	19,570,718
Hypo Real Estate Holding* (2)	399,393	16,638,463
IVG Immobilien (2)	701,340	12,145,467
Karstadt AG (1) (2)	1,104,407	10,693,841
Linde AG (1) (2)	186,936	12,417,859
Man AG (1) (2)	895,424	37,795,917
Metro AG (1) (2)	908,535	48,140,883
Muenchener Rueckversicherungs-Gesellschaft (1) (2)	477,438	52,553,564
Premiere AG* (2)	276,364	10,642,512
Puma AG (2)	46,965	10,843,434
RWE AG (1) (2)	831,679	49,878,043
Siemens AG (2)	1,597,391	117,469,831
		920,921,257

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Italy-5.8%
Assicurazioni Generali (2)	1,023,112	$31,574,420
Autostrada Torino-Milano (2)	330,604	6,810,885
Banca Antonveneta* (1) (2)	607,544	20,296,546
Banca Intesa (1) (2)	23,198,015	106,307,922
Banca Monte dei Paschi di Siena (1) (2)	8,396,903	29,576,375
Banca Nazionale del Lavoro* (1) (2)	6,421,602	20,287,647
Banca Popolare dell'Etruria e del Lazio (2)	260,999	6,531,174
Banca Popolare di Intra (1) (2)	374,282	6,686,442
Banca Popolare di Milano (2)	3,925,661	37,449,158
Banca Popolare di Sondrio	41,972	644,787
Banca Popolare Emilia Romagna	31,683	1,676,948
Banche Popolari Unite (1) (2)	1,753,212	37,289,255
Beni Stabili (2)	6,696,801	6,850,779
Buzzi Unicem (2)	707,737	10,287,689
Capitalia SpA (1) (2)	11,292,847	60,783,834
Cassa di Risparmio Di Firenze (2)	14,351,361	36,961,787
Credito Emiliano (1) (2)	3,267,035	37,587,816
Enel SpA (2)	4,361,530	41,524,304
Eni SpA (2)	1,782,880	44,919,613
Mediaset SpA (1) (2)	1,454,057	18,971,405
Mediobanca SpA (2)	1,913,735	31,606,957
Piccolo Credito Valtellinese Scarl (2)	243,436	3,143,397
Saipem SpA (2)	1,182,363	14,833,286
Sanpaolo IMI (1) (2)	3,103,622	46,142,074
Societa Iniziative Autostradali e Servizi* (1) (2)	568,480	7,959,179
Telecom Italia (1) (2)	2,937,651	9,989,953
UniCredito Italiano (1) (2)	6,152,438	34,631,099
		711,324,731
Switzerland-5.7%
BKW FMB Energie	7,789	4,534,232
Credit Suisse (1) (2)	1,142,545	48,293,496
Holcim Ltd (1) (2)	1,194,995	72,934,341
Nestle SA-Registered (1) (2)	551,876	145,519,745

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Switzerland-Continued
Novartis AG-Registered (2)	2,469,178	$120,653,099
Roche Holding (2)	1,853,032	225,101,795
SGS SA (2)	10,473	7,113,959
The Swatch Group-Class B (2)	438,715	56,399,831
UBS AG-Registered (1) (2)	175,330	14,115,404
Unique Zurich Airport* (2)	12,629	1,861,668
		696,527,570
Sweden-4.5%
Autoliv Inc (1) (2)	419,315	18,716,702
Capio AB* (2)	1,150,532	17,867,243
Elekta AB* (1) (2)	857,708	30,180,251
Ericsson AB-Class B (2)	2,427,522	7,215,746
ForeningsSparbanken AB (1) (2)	2,062,400	48,652,401
Getinge AB-Class B (1) (2)	2,387,728	34,340,003
Lindex AB (2)	116,000	5,057,077
Modern Times Group-Class B* (1) (2)	768,600	23,747,874
Nobia AB (1) (2)	347,892	5,592,089
Nordea AB (1) (2)	11,444,000	108,930,326
Skandia Forsakrings (1) (2)	4,783,938	22,542,411
Skandinaviska Enskilda Banken (1) (2)	4,724,400	83,572,426
Skanska AB-Class B (1) (2)	7,597,572	91,662,933
Svenska Cellulosa-Class B (1) (2)	235,100	8,203,572
Svenska Handelsbanken-Class A (2)	1,952,753	44,019,692
Telia AB (1) (2)	816,500	4,281,669
		554,582,415
Poland-4.0%
Agora SA* (2)	839,126	15,226,508
Bank Millenium (2)	6,628,172	5,783,036
Bank PEKAO (2)	2,760,931	109,163,098
Bank Prezemyslowo-Handlowy (2)	194,203	27,797,992
Bank Zachodni WBK* (2)	1,500,949	41,387,089
BRE Bank* (2)	340,453	12,441,653

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Poland-Continued
Budimex* (2)	1,089,193	$15,562,049
CCC SA* (2)	725,544	3,036,940
Cersanit-Krasnystaw SA* (2)	285,873	8,886,065
Grupa Kety (2)	292,752	9,328,536
Inter Cars (2)	590,935	5,976,009
Inter Groclin Auto* (2)	123,410	3,559,986
JC Auto SA (2)	217,022	1,934,976
Orbis SA (2)	622,720	4,494,214
Pko Bank Polski* (2)	19,433,120	147,968,584
Polska Grupa Farmaceutyczna (2)	534,712	8,333,071
Polski Koncern Miesy Duda* (2)	2,404,170	7,816,065
Polski Koncern Naftowy (2)	776,878	10,740,850
Sniezka (2)	709,930	5,852,983
Stomil Sanok* (2)	82,385	2,795,523
Telekomunikacja Polska (2)	7,201,836	40,126,459
		488,211,686
Russia-3.7%
Avtovaz Sponsored GDR	54,600	1,419,600
Baltika Brewery	39,360	756,499
JSC MMC Norilsk Nickel ADR (1)	1,284,205	72,172,321
LUKOIL ADR (1)	848,734	115,555,134
Moscow City Telephone*	225,000	3,307,500
Moscow City Telephone ADR	137,946	1,972,628
North-West Telecom ADR	140,000	4,270,000
NovaTek OAO*	4,750	6,222,500
OAO Gazprom ADR* (1)	946,707	31,951,361
Onaco*	170,000	522,750
RBC Information Systems	716,368	2,686,380
Sberbank RF*	195,869	127,902,457
Sibirtelecom ADR	351,243	15,370,394
Tyumen Oil*	4,732,190	19,638,588
Udmurtneft*	2,400	900,000
Uralsvyazinform ADR (1)	2,073,053	14,925,982

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Russia-Continued
VolgaTelecom*	3,385,843	$11,274,857
VolgaTelecom ADR	747,825	4,980,514
Wimm-Bill-Dann Foods ADR* (1)	900,418	15,604,244
		451,433,709
Australia-3.4%
Amcor Ltd (2)	1,120,861	5,708,003
AMP Ltd* (2)	6,274,248	33,180,508
BHP Billiton (2)	11,721,319	148,055,941
Brambles Industries (1) (2)	1,863,506	11,460,328
Macquarie Airports (2)	10,613,113	27,916,133
Macquarie Infrastructure (2)	5,751,771	16,395,093
Newcrest Mining (2)	5,181,426	60,114,209
News Corp (1) (2)	2,276,078	36,029,387
News Corp-Class B (1)	260	4,139
Patrick Corp (2)	2,698,491	11,479,197
Rio Tinto (1) (2)	1,878,338	60,975,672
Southcorp Ltd (2)	2,738,268	9,080,681
		420,399,291
Turkey-3.2%
Akbank TAS (2)	15,026,785	72,424,461
Aksa Akrilik Kimya Sanayii* (2)	31,000	255,906
Aksigorta (2)	171,535	538,947
Alarko Gayrimenkul Yatirum Ortakligi* (2)	44,138	801,288
Aygaz AS (2)	2,100,845	4,034,341
Cimsa Cimento Sanayi Ve Ticar (2)	1,965,222	6,144,237
Dogan Sirketler Grubu* (2)	23,603,145	50,463,182
Dogus Otomotiv Servis ve Ticaret* (2)	1,567,801	3,754,768
Enka Insaat Ve Sanayi (2)	73,476	1,096,450
Haci Omer Sabanci (2)	19,604,694	57,263,429
Hurriyet Gazetecilik ve Matbaacilik (2)	2,040,444	3,652,550
Is Finansal Kiralama* (2)	618,742	1,880,463
Koc Holding	10,972,506	40,907,150

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Turkey-Continued
Migros Turk (2)	907,400	$6,243,882
Petkim Petrokimya Holding* (2)	1,778,220	6,465,720
Tofas Turk Oromobil Fabrikasi (2)	313,000	415,537
Trakya Cam Sanayii (2)	243,613	709,101
Turk Sise ve Cam Fabrikalari (2)	348,617	762,702
Turkcell Iletisim Hizmetleri (2)	673,266	4,141,585
Turkiye Garanti Bankasi* (2)	18,560,704	66,264,226
Turkiye Is Bankasi (2)	10,610,043	53,993,951
Vestel Elektronik* (2)	303,000	1,050,162
Yapi ve Kredi Bankasi* (2)	1,401,712	5,140,928
		388,404,966
Austria-2.8%
Bank Austria Creditanstalt (2)	984,113	91,070,851
Erste Bank der Oesterreichischen Sparkassen* (2)	1,072,767	51,992,367
Flughafen Wien (1) (2)	316,162	20,556,340
OMV AG (2)	177,258	54,693,778
Raiffeisen International Bank Holding* (2)	1,269,783	65,569,055
Telekom Austria (2)	1,626,783	31,363,420
Wienerberger AG* (2)	615,449	26,110,690
		341,356,501
Norway-2.1%
Acta Holding (2)	2,857,000	5,152,170
DNB Holding (1) (2)	738,537	7,068,086
Norsk Hydro (1) (2)	1,053,672	83,265,619
Orkla ASA (1) (2)	473,100	15,885,111
Smedvig ASA* (1) (2)	491,821	8,630,146
Statoil ASA (1) (2)	6,709,380	118,506,455
Telenor ASA* (2)	905,177	7,584,232
TGS Nopec Geophysical* (2)	125,400	3,390,360
Tomra Systems (1) (2)	1,846,800	6,792,450
		256,274,629

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Netherlands-1.9%
ABN Amro Holding (1) (2)	1,703,400	$41,823,439
Aegon NV (1) (2)	2,410,996	30,342,348
Efes Breweries International GDR*†	67,250	2,118,375
Heineken NV (2)	925,363	29,498,421
Philips Electronics (2)	936,342	23,430,314
Royal Dutch Petroleum (2)	502,581	29,405,491
Royal Numico* (1) (2)	225,129	9,352,985
TPG NV (1) (2)	275,789	7,524,943
Unilever NV (1) (2)	968,597	62,618,710
		236,115,026
Hungary-1.8%
Egis Rt (2)	187,510	14,819,674
Gedeon Richter (2)	63,464	7,732,293
Matav Rt (2)	8,340,757	36,848,841
Mol Magyar Olaj-Es Gazipari (2)	146,487	12,084,079
OTP Bank (2)	4,859,951	150,083,688
		221,568,575
Belgium-1.5%
Almancora (2)	262,782	22,680,446
Belgacom SA (1) (2)	328,932	12,659,650
Fortis (2)	1,417,727	39,531,586
KBC Groupe (1) (2)	1,354,986	107,563,305
		182,434,987
Spain-1.4%
ACS Actividades de Construccion y Servicios (2)	427,087	10,450,504
Altadis SA (1) (2)	1,004,687	42,773,115
Cintra Concesiones De Infrae* (2)	1,304,385	14,012,478
Fadesa SA* (2)	823,687	18,708,388
Gas Natural (1) (2)	135,562	3,878,183
Grupo Empresarial Chapultec (2)	511,811	14,364,874
Grupo Ferrovial (2)	530,414	30,336,746
Inditex SA (2)	667,533	19,869,217

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Spain-Continued
Promotora de Informaciones (1) (2)	934,827	$17,825,345
		172,218,850
Czech Republic-1.3%
Cesky Telecom (2)	1,474,015	27,721,020
CEZ (2)	988,592	16,978,759
Komercni Banka (2)	920,103	116,513,989
		161,213,768
Canada-1.2%
Bema Gold*	3,555,964	7,282,224
Canadian Natural Resources	605,672	30,115,887
Centerra Gold*	75,437	1,142,120
Eldorado Gold*	2,387,649	5,707,755
Encana Corp (1)	527,713	33,867,489
Ivanhoe Mines*	452,064	3,123,148
Petro-Canada	304,462	16,948,656
Talisman Energy	265,388	8,029,629
Teck CominCo-Class B	825,238	26,730,885
Telesystem International Wireless* (1)	1,090,181	16,734,278
		149,682,071
Denmark-1.0%
Chr Hansen Holding-Class B (2)	127,300	20,565,924
Danske Bank (1) (2)	1,542,967	45,344,828
Kobenhavns Lufthavne (1) (2)	133,241	29,936,907
Royal UNIBREW (1) (2)	241,525	18,692,921
Vestas Wind Systems* (1) (2)	854,600	10,844,301
		125,384,881
Finland-0.9%
Fortum Oyj (1) (2)	745,102	11,316,706
KCI Konecranes (1) (2)	229,800	9,038,720
Neste Oil* (1) (2)	423,180	9,483,830
Nokia Oyj (1) (2)	3,641,597	58,380,615
Stockman Oyj-Class B (2)	359,100	12,047,962

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Finland-Continued
UPM-Kymmene (2)	728,800	$14,619,270
		114,887,103
Romania-0.9%
Biofarm Bucuresti*	13,051,700	1,722,858
Impact SA	21,656,800	4,790,345
Rolast AG*	2,164,000	83,380
Romanian Bank for Development*	19,617,200	30,619,342
Santierul Naval Braila*	59,500	157,083
Sicomed SA*	8,152,018	1,759,549
SNP Petrom*	584,804,228	65,720,650
Socep Constanta*	7,627,000	707,470
		105,560,677
South Korea-0.7%
Samsung Electronics (2)	197,420	90,575,525
Mexico-0.7%
America Movil SA de CV-Class L ADR (1)	194,300	9,647,006
Consorcio Ara*	862,366	2,651,878
Fomento Economico Mexicano	2,734,539	13,932,857
Grupo Aeroportuario del Sureste ADR	359,650	10,631,254
Grupo Financiero Banorte	6,750,649	43,466,168
Grupo Financiero Inbursa	2,190,410	4,523,437
Urbi Desarrollos Urbanos*	966,393	4,706,035
		89,558,635
Bulgaria-0.5%
Bulgarian Telecommunication Company*	217,226	53,779,461
DZI*	192,919	7,629,133
		61,408,594
Portugal-0.4%
Banco Comercial Portugues (2)	8,859,841	23,860,604
Energias de Portugal (2)	4,193,610	11,378,349
Jeronimo Martins (2)	363,062	5,582,048

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Portugal-Continued
Portugal Telecom (2)	391,512	$4,311,711
		45,132,712
South Africa-0.4%
Nedbank Group (2)	3,423,016	42,699,820
Indonesia-0.3%
PT Bank Mandiri Persero (2)	56,478,090	9,535,817
PT Indofood Sukses Makmur (2)	35,835,820	3,834,453
PT Semen Gresik (2)	5,595,740	9,321,356
Telekomunikasi Indonesia (2)	42,018,432	18,714,206
		41,405,832
China-0.3%
Beijing Capital International Airport-Class H (2)	20,200,000	7,109,743
Shenzhen Chiwan Wharf (2)	2,241,924	5,498,444
Weiqiao Textile (2)	14,352,455	18,961,056
Wumart Stores-Class H (2)	6,002,210	9,778,094
		41,347,337
Ireland-0.2%
Celtic Resources* (2)	760,899	6,013,887
DePfa Bank (2)	219,934	3,401,277
Dragon Oil* (2)	11,497,561	19,772,067
		29,187,231
Hong Kong-0.2%
China Merchants Holdings International (2)	5,610,000	10,981,349
Clear Media* (2)	8,286,000	7,443,196
Texwinca Holdings (2)	12,126,164	10,127,010
		28,551,555
Philippines-0.2%
Ayala Corp (2)	25,214,400	3,215,062
Ayala Land (2)	22,221,000	3,214,360
Bank of the Philippine Islands (2)	3,066,000	2,720,146
Globe Telecom (2)	153,320	2,295,040

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Philippines-Continued
Philippine Long Distance Telephone (2)	289,863	$7,435,632
SM Investments* (2)	595,740	2,749,908
SM Prime Holdings (2)	20,387,000	2,793,548
		24,423,696
Greece-0.2%
Hellenic Telecommunication (2)	907,921	17,027,069
National Bank of Greece (2)	211,832	7,117,444
		24,144,513
Luxembourg-0.2%
Millicom International Cellular* (1)	252,200	4,491,682
SBS Broadcasting*	390,673	18,010,025
		22,501,707
New Zealand-0.1%
Auckland International Airport (2)	11,288,820	16,490,488
Brazil-0.1%
Cia Vale Do Rio Doce ADR (1)	563,296	15,180,827
Ukraine-0.1%
Bank Aval	11,500,000	596,509
Centrenergo* (3)	2,053,250	1,719,289
Centrenergo ADR* (3)	165,000	1,309,991
Slavutich Pivzavod*	115,000	1,739,375
Ukrnafta Oil ADR	24,898	4,467,748
UkrTelecom	19,600,000	2,893,566
Ukrtelecom GDR (2)	334,455	2,300,459
		15,026,937
Venezuela-0.1%
CANTV ADR	697,410	13,348,427
Bermuda-0.1%
Central European Media-Class A*	178,300	8,201,800
Latvia-0.1%
Parex Bank (2) (3)	1,424,182	7,925,331

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
COMMON STOCKS-Continued
Croatia-0.1%
Atlantska Plovidba*	8,149	$926,147
Dom Holding*	20,979	556,420
Ericsson Nikola Tesla*	11,424	3,967,014
Institut Gradevinarstva	779	232,393
Podravka Prehrambena Industija*	27,137	1,308,805
Proficio Dd*	3,957	49,272
Validus Dd*	12,811	157,276
		7,197,327
Cyprus-0.0%
Bank of Cyprus* (2)	1,380,060	5,457,576
Argentina-0.0%
Grupo Financiero Galicia ADR (1)	676,203	4,983,616
Malaysia-0.0%
Kuala Lumpur Kepong (2)	585,100	1,000,988
Thailand-0.0%
Airports of Thailand (2)	746,800	799,602

TOTAL COMMON STOCKS (Cost $9,694,091,618)	11,123,709,368
PREFERRED STOCKS-0.5%
Germany-0.5%

Henkel KGAA-Vorzug (1) (2)	118,691	10,278,333
ProsiebenSat.1 Media (2)	2,669,809	46,004,708
Rhoen-Klinikum AG-Vorzug (2)	112,289	7,483,074
		63,766,115
Croatia-0.0%
Adris Grupa	4,541	3,189,985

TOTAL PREFERRED STOCKS (Cost $61,357,611)	66,956,100
INVESTMENT FUNDS-0.0%
Romania-0.0%

SIF 1 Banat Crisana Arad*	548,500	228,951
SIF 2 Moldova Bacau	519,000	194,418
SIF 3 Transilvania Brasov	546,000	253,231

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Share Amount	Market Value (Note 1)
INVESTMENT FUNDS-Continued
Romania-Continued
SIF 4 Muntenia Bucuresti*	807,000	$230,327
SIF 5 Oltenia Craiova	579,000	258,208

TOTAL INVESTMENT FUNDS (Cost $1,597,533)	1,165,135
WARRANTS-0.1%
India-0.1%

Bharti Televentures Warrants, Expires 04/03/2006*	1,374,128	6,606,807
Austria-0.0%
DZI AD Warrants, Expires 03/01/2006*	1,961,673	3,798,633

	TOTAL WARRANTS (Cost $10,399,839)		10,405,440
	Currency	Face Value
FOREIGN GOVERNMENT BONDS-0.2%
Venezuela-0.2%
Republic of Venezuela 9.250%, due 09/15/2027	USD	19,080,000	18,851,040
Bulgaria-0.0%
Bulgaria Compensation Notes*	BGN	1,021,569	461,989
Bulgaria Housing Compensation Notes*	BGN	1,141,437	510,922
Bulgaria Registered Comp Vouchers*	BGN	3,169,418	1,431,229
			2,404,140
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $15,345,377)		21,255,180
STRUCTURED NOTES-0.4%
India-0.2%
CLSA State Bank of India, due 6/17/2008*	USD	473,927	6,367,470
CLSA Bharti Televentures, due 12/17/2009*	USD	5,239,462	24,843,171
			31,210,641
Philippines-0.2%
Philippines Notes, due 10/17/2005*†	USD	1,679	24,467,058
	TOTAL STRUCTURED NOTES (Cost $57,052,014)		55,677,699

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Currency	Face Value	Market Value (Note 1)
SHORT-TERM INVESTMENTS-19.3%
United States-9.5%
American Beacon Funds 2.837%, due 05/02/2005 (4)		62,015,953	$62,015,953
Bank of America, with rates ranging from 2.770% and 3.030 and maturity dates ranging from 05/16/2005-07/18/2005. (4)		68,118,998	68,118,998
BGI Institutional Money Market Fund 2.927%, due 05/02/2005 (4)		77,924,200	77,924,200
Blue Ridge Asset Funding Corp 2.987%, due 05/24/2005 (4)		20,000,000	20,000,000
Branch Banker & Trust 2.935%, due 06/06/2005 (4)		15,723,861	15,723,861
Citigroup, with rates ranging from 2.870%-3.100% and maturity dates ranging from 06/06/2005-07/25/2005. (4)		94,490,623	94,490,623
Credit Suisse First Boston Corp, with rates ranging from 2.880%-3.055% and maturity dates ranging from 05/02/2005-03/10/2006. (4)		121,937,251	121,937,251
Delaware Funding Corporation 2.847%, due 05/09/2005 (4)		5,177,263	5,177,263
Fairway Finance 2.879%, due 05/16/2005 (4)		22,646,589	22,646,589
Falcon Asset Securitization Corp 2.957%, due 05/20/2005 (4)		29,877,083	29,877,083
General Electric Capital Corp, with rates ranging from 2.910%-2.975% and maturity dates ranging from 5/23/2005-6/10/2005. (4)		43,746,254	43,746,254
Goldman Sachs Group Inc 3.040%, due 05/02/2005 (4)		150,131,438	150,131,438
HSBC Banking/Holdings Plc 3.010%, due 06/23/2005 (4)		9,027,355	9,027,355
Jupiter Securitization Corp 2.807%, due 05/04/2005 (4)		9,941,389	9,941,389
Lehman Brothers Inc-Repo/Triparty 3.040%, due 05/02/2005 (4)		29,212,330	29,212,330
Lexington Parker Capital Co 2.877%, due 05/11/2005 (4)		43,671,387	43,671,387
Liberty Street 2.867%, due 05/12/2005 (4)		24,880,833	24,880,833
Merrill Lynch & Co. 3.040%, due 05/02/2005 (4)		101,342,443	101,342,443
Ranger Funding 2.856%, due 05/10/2005 (4)		19,893,125	19,893,125
Sheffield Receivables Corp 2.947%, due 05/20/2005 (4)		1,442,416	1,442,416
The Bank of the West 3.000%, due 06/22/2005 (4)		12,335,590	12,335,590
U.S. Treasury Bill 2.540%, due 05/05/2005 (5)		165,000,000	164,348,067
Wells Fargo 3.000%, due 05/27/2005 (4)		47,000,000	47,000,000
			1,174,884,448
Canada-2.6%
Bank of Montreal, with rates ranging from 2.920%-2.938% and maturity dates ranging from 05/04/2005-06/02/2005. (4)		99,668,335	99,668,335

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Currency	Face Value	Market Value (Note 1)
SHORT-TERM INVESTMENTS-Continued
Canada-Continued
Bank of Nova Scotia, with rates ranging from 2.880%-3.010% and maturity dates ranging from 05/11/2005-05/31/2005. (4)		82,636,468	$82,636,468
Royal Bank of Canada, with rates ranging from 2.800%-2.910% and maturity dates ranging from 05/04/2005-06/03/2005. (4)		65,071,274	65,071,274
Toronto Dominion Bank, with rates ranging from 2.750%-3.010% and maturity dates ranging from 05/09/2005-06/24/2005. (4)		69,000,000	69,000,000
			316,376,077
United Kingdom-2.2%
Barclays, with rates ranging from 2.950%-2.975% and maturity dates ranging from 05/23/2005-06/14/2005. (4)		116,527,484	116,527,484
LloydsTSB Bank 2.865%, due 05/13/2005 (4)		30,000,000	30,000,000
Royal Bank of Scotland, with rates ranging from 2.910%-2.950% and maturity dates ranging from 05/31/2005-06/10/2005. (4)		124,123,612	124,123,612
			270,651,096
France-2.2%
BNP Paribas, with rates ranging from 2.910%-3.000% and maturity dates ranging from 06/15/2005-07/01/2005. (4)		55,000,000	55,000,000
Calyon, with rates ranging from 2.900%-2.930% and maturity dates ranging from 05/12/2005-06/06/2005. (4)		136,924,159	136,924,159
Societe Generale, with rates ranging from 2.790%-2.800% and maturity dates ranging from 05/02/2005-05/03/2005. (4)		73,903,723	73,903,723
			265,827,882
Belgium-1.1%
Dexia Group, with rates ranging from 2.800%-3.010% and maturity dates ranging from 05/05/2005-06/22/2005. (4)		55,574,912	55,574,912
Fortis Bank, with rates ranging from 2.950%-3.000% and maturity dates ranging from 05/05/2005-05/27/2005. (4)		81,900,000	81,900,000
			137,474,912
Switzerland-0.7%
UBS AG, with rates ranging from 2.805%-3.000% and maturity dates ranging from 05/03/2005-06/30/2005. (4)		91,548,339	91,548,339

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Description	Currency	Face Value	Market Value (Note 1)
SHORT-TERM INVESTMENTS-Continued
Denmark-0.6%
Den Danske Bank, with rates ranging from 2.800%-2.930% and maturity dates ranging from 05/02/2005-05/06/2005. (4)		73,169,185	$73,169,185
Sweden-0.2%
Svenska Handlesbanken 2.900%, due 05/17/2005 (4)		22,700,000	22,700,000
Finland-0.2%
Nordea Bank Finland 2.990%, due 06/21/2005 (4)		18,765,501	18,765,501
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,371,397,440)		2,371,397,440
REPURCHASE AGREEMENTS-3.9%
United States-3.9%
Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, due 05/2/2005, with a maturity value of $478,330,208 and an effective yield of 2.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.37%-6.375%, maturities from 08/25/2014-08/01/2034, and an aggregate market value of $502,170,579 (Cost $478,250,101)	USD	478,250,101	478,250,101
	TOTAL INVESTMENTS-114.8% (Cost $12,689,491,533)		14,128,816,463
	Other Assets and Liabilities (Net)-(14.8%)		(1,819,539,116)
	TOTAL NET ASSETS-100.0%		$12,309,277,347

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Notes to the Portfolio of Investments:

  ADR  American Depositary Receipt

  GDR  Global Depositary Receipt

  (1)  All or a portion of this security was on loan to brokers at April 30, 2005.

  (2)  Security valued at fair value as determined by policies approved by the board of directors.

  (3)  Illiquid security

  (4)  Represents investments of security lending collateral.

  (5)  Security has been pledged for futures collateral.

  *  Non-income producing security.

  †  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

    Aggregate cost for federal income tax purposes was $12,768,639,103.

Glossary of Currencies
BGN	-	Bulgarian Lev	USD	-	United States Dollar

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

April 30, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
05/03/05	CHF	1,200,000	1,008,022	1,008,488	$(466)
05/02/05	EUR	3,000,000	3,872,850	3,873,900	(1,050)
05/03/05	EUR	1,200,000	1,549,140	1,550,400	(1,260)
07/13/05	EUR	285,573,911	369,399,016	372,000,000	(2,600,984)
08/03/05	EUR	92,533,331	119,777,920	120,000,000	(222,080)
08/31/05	GBP	59,136,140	112,369,903	112,268,793	101,110
06/17/05	JPY	27,695,000,000	264,974,811	269,766,974	(4,792,163)
07/13/05	JPY	26,618,423,700	255,261,323	249,000,000	6,261,323
07/19/05	JPY	26,477,720,000	254,071,167	248,000,000	6,071,167
07/21/05	JPY	13,106,000,000	125,786,984	130,181,276	(4,394,292)
08/08/05	JPY	24,985,680,000	240,245,956	240,000,000	245,956
12/01/05	JPY	17,983,800,000	174,881,183	180,126,290	(5,245,107)
12/09/05	JPY	11,065,400,000	107,692,230	110,897,976	(3,205,746)
			Net unrealized depreciation on forward foreign exchange contracts to buy		$(7,783,592)

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS-(Continued)

April 30, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local Date		Value in Currency	In Exchange USDfor USD	Appreciation (Depreciation)
06/27/05	CZK	764,190,813	32,377,331	33,149,300	$771,969
08/31/05	CZK	1,121,896,000	47,670,593	49,995,365	2,324,772
10/11/05	CZK	1,032,322,691	43,953,291	44,624,000	670,709
10/21/05	CZK	2,548,440,570	108,558,751	109,352,000	793,249
06/29/05	HUF	6,288,851,615	31,942,351	32,675,300	732,949
07/08/05	HUF	4,798,643,280	24,347,407	24,692,000	344,593
07/21/05	HUF	12,159,643,725	61,605,353	62,779,000	1,173,647
06/27/05	PLN	209,093,440	62,876,595	65,341,700	2,465,105
07/08/05	PLN	83,766,688	25,173,722	25,979,000	805,278
07/21/05	PLN	777,617,281	233,510,115	239,248,100	5,737,985
06/24/05 TRY		94,070,519	66,538,560	66,424,600	(113,960)
06/27/05 TRY		78,151,242	55,224,896	55,639,500	414,604
06/30/05 TRY		168,284,188	118,801,493	117,059,000	(1,742,493)
10/07/05 TRY		53,050,513	36,221,138	36,629,000	407,862
10/20/05 TRY		225,070,578	153,005,748	154,217,000	1,211,252
			Net unrealized appreciation on forward foreign exchange contracts to sell		$15,997,521

Glossary of Currencies
CHF	-	Swiss Franc	HUF	-	Hungarian Forint

CZK	-	Czech Koruna	JPY	-	Japanese Yen

EUR	-	Euro	PLN	-	Polish Zloty

GBP	-	British Pound Sterling	TRY	-	Turkish Lira

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)

April 30, 2005

(Percentage of Net Assets)

At April 30, 2005, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 1)
INDUSTRY SECTOR
Financials	31.3%	$3,863,337,467
Energy	9.9	1,218,680,835
Consumer Discretionary	9.5	1,165,067,400
Consumer Staples	8.8	1,081,333,711
Industrials	8.1	999,337,235
Healthcare	6.6	810,149,319
Materials	5.9	726,205,219
Telecommunications	5.8	712,139,078
Utilities	3.6	442,765,313
Information technology	2.0	241,302,305
US Treasury Bills	1.3	164,348,067
Foreign Government Bonds	0.2	18,851,040
Cash & Cash Equivalents	21.8	2,685,299,474
Total Investments	114.8	14,128,816,463
Futures	1.5	183,981,582
Swaps	0.2	20,247,155
Other Assets and Liabilities (Net)	(16.5)	(2,023,767,853)
Net Assets	100.0%	$12,309,277,347

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Total Return Bond Fund

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS-34.5%
		Federal Home Loan Bank
USD	2,000,000	3.090% due 02/22/2007 (1)	$1,996,472
		Federal National Mortgage Association
USD	1,510,000	3.250% due 11/15/2007	1,485,375
USD	925,096	5.500% due 10/01/2017	948,061
USD	840,520	5.500% due 11/01/2017	861,385
USD	1,886,551	5.000% due 08/01/2033	1,874,103
USD	2,887,363	5.052% due 09/01/2034 (1)	2,891,551
			8,060,475
		Government National Mortgage Association
USD	127,315	7.000% due 04/15/2032	134,975
		U.S. Treasury Bond
USD	395,000	5.375% due 02/15/2031	446,258
		U.S. Treasury Inflation Indexed Note
USD	3,050,820	2.375% due 01/15/2025	3,333,798
		U.S. Treasury Notes
USD	12,840,000	6.500% due 08/15/2005	12,972,920
USD	11,435,000	1.625% due 09/30/2005	11,372,027
USD	1,945,000	2.750% due 07/31/2006	1,928,363
USD	8,460,000	5.000% due 02/15/2011	8,918,693
USD	6,000,000	4.000% due 11/15/2012	5,996,724
USD	3,500,000	4.250% due 08/15/2014	3,515,862
			44,704,589
		U.S. Treasury STRIPS
USD	7,565,000	0.000% due 05/15/2025	2,936,067
		Total U.S. Government and Agency Obligations (Cost $61,649,839)	61,612,634
CORPORATE BONDS-29.4%
		United States-25.7%
		ABN-Amro Bank NV (Chicago)
USD	1,666,000	7.250% due 05/31/2005	1,670,833
		American Standard
USD	870,000	5.500% due 04/01/2015	895,057

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Total Return Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
CORPORATE BONDS-Continued
		United States-Continued
		Bank of America
USD	865,000	7.500% due 09/15/2006	$906,824
		Barrick Gold
USD	1,500,000	5.800% due 11/15/2034	1,539,973
		BMW Vehicle Owner Trust
USD	2,081,488	3.034% due 03/27/2006 (1)	2,081,536
		Cargill Inc
USD	1,250,000	3.625% due 03/04/2009†	1,222,956
		Chase Credit Card Master Trust
USD	2,000,000	3.150% due 01/15/2008 (1)	2,001,683
USD	2,000,000	3.210% due 09/15/2008 (1)	2,003,467
			4,005,150
		Citibank Credit Card Issuance Trust
USD	3,000,000	3.050% due 09/17/2007 (1)	3,001,757
USD	3,000,000	2.700% due 01/15/2008	2,983,461
			5,985,218
		CNF Inc
USD	1,000,000	7.350% due 06/01/2005	1,002,204
		Comcast Corp
USD	1,300,000	7.050% due 03/15/2033	1,524,297
		Consolidated Edison Company of New York
USD	1,200,000	5.300% due 03/01/2035	1,209,984
		Countrywide Home Loan MTN
USD	1,000,000	3.270% due 01/31/2006 (1)	1,000,174
		Discover Card Master Trust
USD	1,500,000	3.014% due 04/16/2008 (1)	1,501,358
		Duke Capital LLC
USD	1,500,000	5.500% due 03/01/2014	1,529,610
		Exxon Capital
USD	700,000	6.000% due 07/01/2005	702,902

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Total Return Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
CORPORATE BONDS-Continued
		United States-Continued
		Ford Motor Credit
USD	680,000	7.600% due 08/01/2005	$684,806
		General Motors Acceptance
USD	300,000	6.750% due 01/15/2006	302,271
		Heller Financial
USD	1,000,000	8.000% due 06/15/2005	1,005,391
		Hewlett-Packard
USD	1,590,000	7.150% due 06/15/2005	1,597,093
		IBM Corp MTN
USD	700,000	3.800% due 02/01/2008	694,297
		International Lease Finance
USD	895,000	5.625% due 06/01/2007	919,530
		Kinder Morgan Energy Partners LP
USD	950,000	5.000% due 12/15/2013	945,680
		Lehman Brothers
USD	1,000,000	11.625% due 05/15/2005	1,002,394
		MBNA Master Credit Card Trust
USD	3,000,000	3.100% due 07/15/2008 (1)	3,005,350
		New York Times
USD	1,500,000	4.500% due 03/15/2010	1,507,901
		Reed Elsevier Capital
USD	2,000,000	7.000% due 05/15/2005	2,002,284
		Target Corp
USD	910,000	5.500% due 04/01/2007	933,403
		Time Warner Entertainment
USD	1,500,000	8.375% due 03/15/2023	1,892,045
		Valero Energy
USD	1,615,000	6.875% due 04/15/2012	1,777,962
		Wyeth
USD	900,000	5.500% due 02/01/2014	936,327
			45,984,810

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Total Return Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
CORPORATE BONDS-Continued
		United Kingdom-1.5%
		Abbey National
USD	885,000	6.690% due 10/17/2005	$897,802
		BP Capital Markets
USD	700,000	4.625% due 05/27/2005	700,692
		Diageo Capital
USD	1,075,000	3.500% due 11/19/2007	1,058,188
			2,656,682
		Cayman Islands-1.5%
		Hutchison Whampoa International
USD	2,300,000	7.450% due 11/24/2033	2,609,824
		Canada-0.7%
		Enbridge Inc
USD	1,300,000	4.900% due 03/01/2015	1,282,182
		Total Corporate Bonds (Cost $52,419,206)	52,533,498
FOREIGN GOVERNMENT BONDS-28.8%
		France-11.5%
		Government of France
EUR	5,955,000	5.000% due 10/25/2011	8,577,517
EUR	4,550,000	4.000% due 10/25/2014	6,164,465
EUR	3,475,000	5.750% due 10/25/2032	5,821,360
			20,563,342
		Mexico-5.5%
		United Mexican States
MXN	127,265,000	8.000% due 12/19/2013	9,899,401
		Canada-2.8%
		Canada Government
CAD	5,010,000	4.250% due 09/01/2008	4,103,214
		Ontario Province
USD	944,000	7.000% due 08/04/2005	953,220
			5,056,434

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Total Return Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
FOREIGN GOVERNMENT BONDS-Continued
		Germany-2.7%
		Deutschland Republic
EUR	3,290,000	5.250% due 07/04/2010	$4,738,388
		New Zealand-2.6%
		New Zealand Government
NZD	6,365,000	6.000% due 04/15/2015	4,720,650
		Iceland-2.5%
		Housing Finance Fund
ISK	270,971,218	3.750% due 06/15/2044	4,461,941
		United Kingdom-1.2%
		United Kingdom Gilts
GBP	1,025,000	7.250% due 12/07/2007	2,088,671
		Total Foreign Government Bonds (Cost $50,186,909)	51,528,827
REPURCHASE AGREEMENTS-4.2%
		United States-4.2%

USD	7,550,717	Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, due 05/02/2005, with a maturity value of $7,551,982 and an effective yield of 2.01%, collateralized by a Federal Home Loan Mortgage Obigation and a Small Business Administration Obligation, with rates of 3.433% and 6.37%, maturities of 04/01/2035 and 04/25/2016, and aggregate market values of $6,826,023 and $1,102,230 (Cost $7,550,717)	7,550,717
		TOTAL INVESTMENTS-96.9% (Cost $171,806,671)	173,225,676
		OTHER ASSETS AND LIABILITIES (Net)-3.1%	5,407,704
		TOTAL NET ASSETS-100.0%	$178,633,380

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Total Return Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Portfolio Footnotes:

  (1)  Variable rate security.

    Aggregate cost for federal income tax purposes was $171,884,378.

  †  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Glossary of Currencies
CAD	-	Canadian Dollar	MXN	-	Mexican Nuevo Peso

EUR	-	Euro	NZD	-	New Zealand Dollar

GBP	-	British Pound Sterling	USD	-	United States Dollar

ISK	-			Icelandic Krona

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Total Return Bond Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

April 30, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
05/16/05	EUR	2,900,000	3,745,044	3,769,420	$(24,376)
05/10/05	JPY	1,466,370,800	13,985,073	13,957,911	27,162
			Net unrealized appreciation on forward foreign exchange contracts to buy		$2,786

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
06/17/05	CAD	2,140,000	1,706,362	1,775,934	$69,572
05/16/05	EUR	16,700,000	21,566,288	21,552,519	(13,769)
06/22/05	NZD	6,044,618	4,402,350	4,454,702	52,352
			Net unrealized appreciation on forward foreign exchange contracts to sell		$108,155

Glossary of Currencies
CAD	-	Canadian Dollar	JPY	-	Japanese Yen

EUR	-	Euro	NZD	-	New Zealand Dollar

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Total Return Bond Fund

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)

April 30, 2005

(Percentage of Net Assets)

At April 30, 2005, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 1)
INDUSTRY SECTOR
U.S. Government and Agency Obligations	34.5%	$61,612,634
Corporate Bonds	29.4	52,533,498
Foreign Government Bonds	28.8	51,528,827
Cash & Cash Equivalents	4.2	7,550,717
Total Investments	96.9	173,225,676
Other Assets and Liabilities (Net)	3.1	5,407,704
Net Assets	100.0%	$178,633,380

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

PORTFOLIO OF INVESTMENTS

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
CORPORATE BONDS-74.2%
		United States-53.7%
		Airgas Inc
USD	700,000	6.250% due 07/15/2014	$686,001
		American Airlines
USD	687,620	7.377% due 05/23/2019	456,354
		American Tower
USD	115,000	9.375% due 02/01/2009	120,894
		American Towers
USD	800,000	7.250% due 12/01/2011	824,000
		Amkor Technology
USD	1,085,000	7.750% due 05/15/2013	855,794
		Buckeye Technologies
USD	705,000	8.000% due 10/15/2010	694,425
		Callon Petroleum
USD	760,000	9.750% due 12/08/2010	790,400
		Chesapeake Energy
USD	230,000	6.625% due 01/15/2016†	227,700
USD	604,000	6.875% due 01/15/2016	604,000
			831,700
		CMS Energy
USD	1,175,000	8.500% due 04/15/2011	1,263,125
		Crown Castle International
USD	1,000,000	7.500% due 12/01/2013	1,070,000
		Crown Cork & Seal Company
USD	1,540,000	7.375% due 12/15/2026	1,386,000
		Delta Petroleum
USD	120,000	7.000% due 04/01/2015†	114,000
		Denny's Corp/Denny's Holdings
USD	760,000	10.000% due 10/01/2012†	782,800
		Dex Media
USD	300,000	8.000% due 11/15/2013	310,500

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
CORPORATE BONDS-Continued
		United States-Continued
		Dex Media West
USD	488,000	9.875% due 08/15/2013	$544,120
		Dresser-Rand Group
USD	1,250,000	7.375% due 11/01/2014†	1,225,000
		Dynegy Holdings
USD	320,000	9.640% due 07/15/2008† (1)	334,400
		Ethyl Corp
USD	665,000	8.875% due 05/01/2010	703,237
		Exco Resources
USD	580,000	7.250% due 01/15/2011	574,200
		Fisher Scientific International
USD	400,000	6.750% due 08/15/2014†	405,000
		Foundation PA Coal
USD	1,220,000	7.250% due 08/01/2014	1,259,650
		Fresenius Medical Care Capital Trust
EUR	1,125,000	7.375% due 06/15/2011	1,626,597
		Houghton Mifflin
USD	750,000	9.875% due 02/01/2013	761,250
		IASIS Healthcare Capital
USD	1,145,000	8.750% due 06/15/2014	1,182,212
		InSight Health Services
USD	350,000	9.875% due 11/01/2011	334,250
		INVISTA
USD	1,050,000	9.250% due 05/01/2012†	1,124,813
		LaBranche & Co
USD	950,000	9.500% due 05/15/2009	992,750
		MedCath Holdings
USD	1,270,000	9.875% due 07/15/2012	1,390,650

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
CORPORATE BONDS-Continued
		United States-Continued
		MSW Energy Holdings LLC
USD	400,000	7.375% due 09/01/2010	$400,000
USD	300,000	8.500% due 09/01/2010	310,500
			710,500
		NRG Energy
USD	1,135,000	8.000% due 12/15/2013†	1,152,025
		OM Group
USD	1,625,000	9.250% due 12/15/2011	1,649,375
		OMI Corp
USD	900,000	7.625% due 12/01/2013	918,000
		Owens-Brockway Glass Container
USD	720,000	6.750% due 12/01/2014†	705,600
EUR	200,000	6.750% due 12/01/2014†	261,417
			967,017
		Pinnacle Foods Holding
USD	570,000	8.250% due 12/01/2013	475,950
		Premcor Refining Group
USD	100,000	9.250% due 02/01/2010	110,750
USD	250,000	7.750% due 02/01/2012	270,000
USD	875,000	7.500% due 06/15/2015	945,000
			1,325,750
		Range Resources
USD	895,000	6.375% due 03/15/2015†	868,150
		Rayovac Corp
USD	925,000	8.500% due 10/01/2013	955,063
		Reliant Energy
USD	1,210,000	6.750% due 12/15/2014	1,076,900
		Rockwood Specialties Group
EUR	970,000	7.625% due 11/15/2014	1,249,091

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
CORPORATE BONDS-Continued
		United States-Continued
		Royal Caribbean Cruises
USD	1,080,000	7.500% due 10/15/2027	$1,134,000
		Rural/Metro
USD	150,000	9.875% due 03/15/2015†	143,250
		SBA Communication
USD	750,000	8.500% due 12/01/2012†	785,625
		Stone Energy
USD	850,000	8.250% due 12/15/2011	875,500
		Telcordia Technologies
USD	750,000	10.000% due 03/15/2013†	727,500
		Terex Corp
USD	225,000	9.250% due 07/15/2011	245,250
USD	740,000	7.375% due 01/15/2014	747,400
			992,650
		Texas Genco LLC/Financing
USD	1,235,000	6.875% due 12/15/2014†	1,216,475
		UGS Corp
USD	1,030,000	10.000% due 06/01/2012†	1,107,250
		Vanguard Health Systems
USD	200,000	9.750% due 08/01/2011	212,250
		Williams Cos
USD	1,230,000	7.750% due 06/15/2031	1,303,800
		XM Satellite Radio
USD	311,000	12.000% due 06/15/2010	356,095
			42,846,338
		United Kingdom-5.3%
		British Airways
GBP	375,000	7.250% due 08/23/2016	775,300
		Global Crossing UK Finance
GBP	170,000	11.750% due 12/15/2014†	306,825

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
CORPORATE BONDS-Continued
		United Kingdom-Continued
		Lucasvarity Plc
GBP	600,000	10.875% due 07/10/2020	$1,375,128
		Lucite International Finance
EUR	500,000	10.250% due 05/15/2010	680,976
		WRG Finance
GBP	550,000	9.000% due 12/15/2014†	1,071,454
			4,209,683
		Canada-2.4%
		Rogers Wireless Communications
CAD	670,000	7.625% due 12/15/2011	544,564
		Shaw Communications
CAD	1,600,000	7.500% due 11/20/2013	1,396,569
			1,941,133
		Denmark-2.2%
		ATU Auto-Teile-Unger Investment GmbH & Co KG
EUR	724,000	9.396% due 10/01/2014† (1)	974,370
		Nycomed SA
EUR	650,000	11.750% due 09/15/2013†	776,184
			1,750,554
		Brazil-2.2%
		Banco Bradesco SA
BRL	4,300,000	17.500% due 12/10/2007	1,721,658
		Germany-1.7%
		Tele Columbus AG & Co KG
EUR	1,100,000	9.375% due 04/15/2012†	1,398,744
		Cayman Islands-1.7%
		RHM Finance (VRN)
GBP	700,000	11.500% due 02/28/2011	1,377,038
		Australia-1.7%
		Burns Philp Capital Property
USD	500,000	9.750% due 07/15/2012	547,500

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
CORPORATE BONDS-Continued
		Australia-Continued
		Burns Philp Capital Property Ltd
USD	700,000	10.750% due 02/15/2011	$777,000
			1,324,500
		Belgium-1.5%
		Telenet Group Holding NV, Step Note
USD	1,625,000	11.500% due 06/15/2014† (1)	1,226,875
		Luxembourg-1.3%
		ALROSA Finance
USD	970,000	8.875% due 11/17/2014†	1,023,349
		Netherlands-0.5%
		Mobifon Holdings
USD	300,000	12.500% due 07/31/2010	366,000
		Total Corporate Bonds (Cost $57,978,075)	59,185,872
FOREIGN GOVERNMENT BONDS-5.7%
		Mexico-3.0%
		Mexican Bonos
MXN	10,000,000	9.000% due 12/24/2009	863,766
		United Mexican States
MXN	19,300,000	8.000% due 12/19/2013	1,501,265
			2,365,031
		Colombia-1.8%
		Republic of Colombia
COP	3,495,000,000	12.000% due 10/22/2015	1,439,811
		Uruguay-0.9%
		Republica of Uruguay
UYU	15,000,000	10.500% due 10/20/2006	714,275
		Total Foreign Government Bonds (Cost $4,443,214)	4,519,117
COMMON STOCKS-2.5%
		Canada-1.5%
CAD	42,000	Fort Chicago Energy Partners	391,234
CAD	9,500	Labrador Iron ORE Royalty	172,975

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
COMMON STOCKS-Continued
		Canada-Continued
CAD	56,000	Yellow Pages Income Fund	$599,291
			1,163,500
		United States-1.0%
USD	138,436	Coinmach Service	841,455
		Total Common Stocks (Cost $2,101,461)	2,004,955
PREFERRED STOCK-0.7%
		United States-0.7%
		Chesapeake Energy Convertible
USD	5,250	5.000% due 12/31/2049†	521,719
		Total Preferred Stock (Cost $546,656)	521,719
U.S. GOVERNMENT AND AGENCY OBLIGATIONS-0.2%
		U.S. Treasury Bill
USD	200,000	2.660% due 06/02/2005 (Cost $199,143)	199,143
OPTIONS-0.0%
		United States-0.0%
USD	3,500,000	Brazil Call, Expires 05/31/2005, Strike 2.63 (Cost $23,518)	26,380
REPURCHASE AGREEMENTS-5.6%
		United States-5.6%

USD	4,471,406	Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, due 05/02/2005, with a maturity value of $4,472,154 and an effective yield of 2.01%, collateralized by U.S. Government and Agency Obligations, with a rate of 3.52%, a maturity of 03/25/2033, and an aggregate market value of $4,695,720 (Cost $4,471,406)	4,471,406
		TOTAL INVESTMENTS-88.9% (Cost $69,763,473)	70,928,592
		OTHER ASSETS AND LIABILITIES (Net)-11.1%	8,808,167
		TOTAL NET ASSETS-100.0%	$79,736,759

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

PORTFOLIO OF INVESTMENTS-(Continued)

April 30, 2005 (Unaudited)

(Percentage of Net Assets)

Portfolio Footnotes:

  (1)  Variable rate security.

    Aggregate cost for federal income tax purposes was $69,717,849.

  †  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Glossary of Currencies
BRL	-	Brazilian Real		GBP-	British Pound Sterling

CAD	-	Canadian Dollar		MXN-	Mexican Nuevo Peso

COP	-	Colombian Peso		USD-	United States Dollar

EUR	-	Euro	UYU	-	Uruguayuan Peso

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

April 30, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
07/18/05	BRL	5,330,600	2,033,050	2,000,000	$33,050
05/24/05	CAD	2,478,000	1,975,217	2,000,000	(24,783)
06/15/05	EUR	6,575,428	8,498,429	8,750,000	(251,571)
08/01/05	EUR	2,120,204	2,744,274	2,750,000	(5,726)
06/15/05	GBP	1,327,528	2,530,246	2,500,000	30,246
06/15/05	JPY	413,440,000	3,954,986	4,000,000	(45,014)
06/15/05 TRY		1,062,400	753,656	800,000	(46,344)
			Net unrealized depreciation on forward foreign exchange contracts to buy		$(310,142)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration Date		Local Currency		Value in USD	In Exchange for USD	Appreciation (Depreciation)
06/15/05		CAD	2,360,000	1,881,733	1,960,578	$78,845
06/15/05		EUR	2,975,637	3,845,870	4,000,000	154,130
06/15/05		EUR	7,998,853	10,338,137	10,482,857	144,720
08/01/05		EUR	6,826,213	8,835,470	8,826,870	(8,600)
06/15/05		GBP	2,539,205	4,839,684	4,844,528	4,844
08/01/05		GBP	2,011,796	3,826,787	3,813,075	(13,712)
08/01/05		MXN	26,924,188	2,386,396	2,375,000	(11,396)
06/15/05 TRY			1,108,000	786,004	800,000	13,996
				Net unrealized appreciation on forward foreign exchange contracts to sell		$362,827
Glossary of Currencies
BRL	-	Brazilian Real			GBP-	British Pound Sterling

CAD	-	Canadian Dollar			JPY-	Japanese Yen

EUR	-	Euro			MXN-	Mexican Nuevo Peso

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)

April 30, 2005

(Percentage of Net Assets)

At April 30, 2005, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 1)
INDUSTRY SECTOR
Corporate Bonds	74.2%	$59,185,872
Foreign Government Bonds	5.7	4,519,117
Cash & Cash Equivalents	5.6	4,471,406
Common Stocks	2.5	2,004,955
Preferred Stocks	0.7	521,719
U.S. Government and Agency Obligations	0.2	199,143
Options	0.0	26,380
Total Investments	88.9	70,928,592
Swaps	(0.2)	(195,312)
Other Assets and Liabilities (Net)	11.3	9,003,479
Net Assets	100.0%	$79,736,759

See Notes to Financial Statements.

JULIUS BAER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

	Julius Baer Global Equity	Julius Baer International Equity
ASSETS:
Investments in securities, at market value (Cost $39,672,181 and $12,689,491,523, respectively)	$40,975,621	$14,128,816,453
Foreign currency, at market value (Cost $66,533 and $302,045,697, respectively)	65,795	311,066,804
Receivables:
Investments sold	1,089,939	6,264,616
Fund shares sold	1,635	75,889,543
Interest and dividends	62,862	47,872,507
Receivable for daily variation margin on open financial futures contracts	-	331,159
Unrealized appreciation on open swap contracts	-	20,247,155
Interest receivable on open swap contracts	-	131,248
Miscellaneous receivable	-	29,061
Tax reclaim	7,551	4,881,459
Unrealized appreciation on forward foreign exchange contracts	51,106	30,533,530
Receivable from advisor-net (Note 3)	510,852	-
Prepaid insurance	12,248	32,268
Total Assets	42,777,609	14,626,095,803
LIABILITIES:
Payables:
Investments purchased	119,813	64,591,950
Fund shares repurchased	9,463	9,087,408
Payable on open swap contracts	-	173,472
Collateral for securities loaned (Note 8)	-	2,207,049,373
Investment advisory fee payable (Note 2)	30,499	8,954,897
Unrealized depreciation on forward foreign exchange contracts	5,173	22,319,601
Accrued expenses and other payables	147,325	4,641,755
Total Liabilities	312,273	2,316,818,456
NET ASSETS	$42,465,336	$12,309,277,347
NET ASSETS Consist of:
Par value	$14,841	$396,026
Paid in capital in excess of par value	177,305,132	10,725,395,192
Undistributed net investment income	97,626	(43,130,968)
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency transactions, options, and swap contracts	(136,300,583)	161,901,320
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, options, and swap contracts	1,348,320	1,464,715,777
NET ASSETS	$42,465,336	$12,309,277,347
Class A	$30,891,039	$5,896,815,193
Class I	$11,574,297	$6,412,462,154
SHARES OUTSTANDING (Note 5)
Class A	10,804,794	191,467,185
Class I	4,036,194	204,559,273
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$2.86	$30.80
Class I	$2.87	$31.35

See Notes to Financial Statements.

JULIUS BAER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2005 (Unaudited)

	Julius Baer Total Return Bond	Julius Baer Global High Yield
ASSETS:
Investments in securities, at market value (Cost $171,806,671 and $69,763,473, respectively)	$173,225,676	$70,928,592
Foreign currency, at market value (Cost $1,038,723 and $4,475,230, respectively)	1,053,283	4,477,110
Receivables:
Investments sold	1,870,156	2,956,296
Fund shares sold	1,178,165	32,688
Interest and dividends	2,306,745	1,684,862
Interest receivable on open swap contracts	-	90,791
Tax reclaim	-	616
Unrealized appreciation on forward foreign exchange contracts	149,086	459,832
Receivable from advisor-net (Note 3)	103,162	-
Prepaid insurance	385	241
Total Assets	179,886,658	80,631,028
LIABILITIES:
Investments purchased	1,033,973	-
Fund shares repurchased	47,047	194,884
Unrealized depreciation on open swap contracts	-	195,312
Options written, at value (Premium received) (Notes 1 and 4)	-	15,274
Investment advisory fee payable (Note 2)	65,039	34,515
Unrealized depreciation on forward foreign exchange contracts	38,145	407,147
Accrued expenses and other payables	69,074	47,137
Total Liabilities	1,253,278	894,269
NET ASSETS	$178,633,380	$79,736,759
NET ASSETS Consist of:
Par value	$13,203	$6,834
Paid in capital in excess of par value	171,697,565	75,041,818
Undistributed net investment income	440,069	659,396
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency transactions, options, and swap contracts	4,919,936	2,996,412
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, options, and swap contracts	1,562,607	1,032,299
NET ASSETS	$178,633,380	$79,736,759
Class A	$66,644,134	$36,522,486
Class I	$111,989,246	$43,214,273
SHARES OUTSTANDING (Note 5)
Class A	4,939,078	3,121,297
Class I	8,264,046	3,712,342
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$13.49	$11.70
Class I	$13.55	$11.64

See Notes to Financial Statements.

JULIUS BAER FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

	Julius Baer Global Equity	Julius Baer International Equity
INVESTMENT INCOME:
Interest†	$7,581	$14,957,414
Dividends††	336,711	107,271,156
	344,292	122,228,570
EXPENSES:
Investment advisory fee (Note 2)	139,679	46,936,158
Custody fees	44,383	2,361,050
Administration fees	97,739	3,940,173
Professional fees	36,497	217,231
Trustees' fees and expenses (Note 2)	17,507	175,135
Registration and filing fees	50,705	563,737
Shareholder reports	5,266	788,881
Insurance premium expense	45,147	95,817
Compliance expense	104	41,226
Miscellaneous fees	3,825	87,895
Total expenses common to all classes	440,852	55,207,303
Transfer agent fees
Class A	23,363	493,003
Class I	3,334	93,051
Distribution and shareholder servicing fees (Class A) (Note 3)	35,781	6,267,251
Total gross expenses	503,330	62,060,608
Less: Custody Offset Arrangement (Note 2)	(654)	(528,208)
Expenses Reimbursed by Investment Advisor (Note 2)	(257,268)	-
Net expenses	245,408	61,532,400
NET INVESTMENT INCOME	98,884	60,696,170
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Notes 1 and 4):
Realized gain (loss) on:
Investments	812,280	85,026,951
Financial futures contracts	-	36,560,025
Interest rate swap contracts	-	(165,557)
Forward foreign exchange contracts	(13,609)	(3,329,357)
Foreign currency transactions	(71,617)	55,858,842
Net realized gain on investments	727,054	173,950,904
Net change in unrealized appreciation (depreciation) on:
Investments	96,755	508,472,145
Financial futures contracts	-	(9,235,677)
Interest rate swap contracts	-	(312,966)
Forward foreign exchange contracts	45,465	(20,134,223)
Currencies and net other assets	(591)	(451,050)
Net change in unrealized appreciation of investments	141,629	478,338,229
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	868,683	652,289,133
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$967,567	$712,985,303

†  Interest income includes security lending income of $4,706,638 for the International Equity Fund.

††  Net of foreign withholding taxes of $24,324 and $13,770,517 for the Global Equity Fund and the International Equity Fund.

See Notes to Financial Statements.

JULIUS BAER FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2005 (Unaudited)

	Julius Baer Total Return Bond	Julius Baer Global High Yield
INVESTMENT INCOME:
Interest	$2,709,486	$3,293,001
Dividends†	-	23,602
	2,709,486	3,316,603
EXPENSES:
Investment advisory fee (Note 2)	323,648	323,739
Custody fees	31,168	32,699
Administration fees	21,159	20,873
Professional fees	23,257	17,420
Trustees' fees and expenses (Note 2)	1,863	1,687
Registration and filing fees	48,337	36,794
Shareholder reports	11,976	7,528
Insurance premium expense	1,300	1,399
Compliance expense	549	385
Miscellaneous fees	4,390	3,906
Total expenses common to all classes	467,647	446,430
Transfer agent fees
Class A	2,187	6,416
Class I	2,862	2,931
Distribution and shareholder servicing fees (Class A) (Note 3)	78,370	51,563
Total gross expenses	551,066	507,340
Less: Custody Offset Arrangement (Note 2)	(6,212)	(12,822)
Expenses Reimbursed by Investment Advisor (Note 2)	(103,162)	(11,049)
Net expenses	441,692	483,469
NET INVESTMENT INCOME	2,267,794	2,833,134
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Notes 1 and 4):
Realized gain (loss) on:
Investments	4,957,642	3,277,460
Written Options	-	(102,240)
Interest rate swap contracts	-	288,458
Forward foreign exchange contracts	(108,556)	12,774
Foreign currency transactions	70,852	(545,300)
Net realized gain on investments	4,919,938	2,931,152
Net change in unrealized appreciation (depreciation) on:
Investments	(3,243,408)	(4,524,094)
Written options	-	(2,256)
Interest rate swap contracts	-	(285,937)
Forward foreign exchange contracts	(5,902)	451,705
Currencies and net other assets	(15,136)	(9,908)
Net change in unrealized depreciation of investments	(3,264,446)	(4,370,490)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,655,492	(1,439,338)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,923,286	$1,393,796

†  Net of foreign withholding taxes of $24,324 for the Global High Yield Bond Fund.

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Period Ended April 30, 2005 (Unaudited)	For Period April 1, 2004 through October 31, 2004	Year Ended March 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$98,884	$(318,920)	$(1,104,733)
Net realized gain on investments	727,054	6,718,340	(5,977,618)
Net change in unrealized appreciation (depreciation) of investments	141,629	(4,976,829)	8,889,756
Net increase in net assets resulting from operations	967,567	1,422,591	1,807,405
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Distributions from net investment income	(21,741)	-	-
FUND SHARE TRANSACTIONS (Note 5):
Proceeds from sale of shares
Class A	10,955,255	5,162,223	-
Class I (1)	12,628,783	-	-
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	17,724	-	-
Cost of shares redeemed
Class A	(6,124,500)	(18,827,878)	-
Class I (1)	(645,826)	-	-
Fees from redemptions	56	1,548	-
Net increase (decrease) from Fund share transactions	16,831,492	(13,664,107)	-
Net increase (decrease) in net assets	17,777,318	(12,241,516)	1,807,405
NET ASSETS:
Beginning of period	24,688,018	36,929,534	35,122,129
End of period (including undistributed net investment income of $97,626 and $20,483, respectively)	$42,465,336	$24,688,018	$36,929,534

  (1)  For the period from March 14, 2005 (commencement of offering of Class I shares) to April 30, 2005.

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Period Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$60,696,170	$38,106,504
Net realized gain on investments	173,950,904	255,205,590
Net change in unrealized appreciation of investments	478,338,229	616,940,326
Net increase in net assets resulting from operations	712,985,303	910,252,420
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Distributions from net investment income
Class A	(65,706,866)	(26,677,968)
Class I	(71,893,528)	(23,046,877)
Distributions from realized gain
Class A	(84,704,257)	-
Class I	(90,327,773)	-
FUND SHARE TRANSACTIONS (Note 5):
Proceeds from sale of shares
Class A	2,245,096,141	1,958,704,970
Class I	2,444,855,575	2,552,562,180
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	140,295,305	25,098,025
Class I	139,663,484	18,989,268
Cost of shares redeemed
Class A	(398,609,092)	(408,277,032)
Class I	(228,844,075)	(261,009,432)
Fees from redemptions	344,403	443,634
Net increase from Fund share transactions	4,342,801,741	3,886,511,613
Net increase in net assets	4,743,154,620	4,747,039,188
NET ASSETS:
Beginning of period	7,566,122,727	2,819,083,539
End of period (including undistributed net investment income (loss) of ($43,130,968) and $33,773,256, respectively)	$12,309,277,347	$7,566,122,727

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Total Return Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Period Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,267,794	$2,256,670
Net realized gain on investments	4,919,938	938,709
Net change in unrealized appreciation (depreciation) of investments	(3,264,446)	1,384,030
Net increase in net assets resulting from operations	3,923,286	4,579,409
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Distributions from net investment income
Class A	(1,108,232)	(2,111,903)
Class I	(1,197,777)	(635,180)
Distributions from realized gain
Class A	(434,145)	(1,092,659)
Class I	(253,638)	(271,240)
FUND SHARE TRANSACTIONS (Note 5):
Proceeds from sale of shares
Class A	14,065,980	12,634,277
Class I	81,960,937	22,165,219
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	1,354,106	2,854,008
Class I	1,332,796	678,428
Cost of shares redeemed
Class A	(8,192,284)	(20,205,546)
Class I	(3,505,501)	(5,549,155)
Fees from redemptions	3,153	2,715
Net increase from Fund share transactions	87,019,187	12,579,946
Net increase in net assets	87,948,681	13,048,373
NET ASSETS:
Beginning of period	90,684,699	77,636,326
End of period (including undistributed net investment income of $440,069 and $478,284, respectively)	$178,633,380	$90,684,699

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Period Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,833,134	$4,812,359
Net realized gain on investments	2,931,152	1,648,116
Net change in unrealized appreciation (depreciation) of investments	(4,370,490)	3,238,869
Net increase in net assets resulting from operations	1,393,796	9,699,344
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Distributions from net investment income
Class A	(1,241,563)	(1,996,919)
Class I	(1,431,576)	(2,891,591)
Distributions from realized gain
Class A	(523,278)	(186,858)
Class I	(569,421)	(312,616)
FUND SHARE TRANSACTIONS (Note 5):
Proceeds from sale of shares
Class A	5,430,490	25,429,644
Class I	986,103	33,964,975
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	1,381,309	1,543,575
Class I	231,054	382,217
Cost of shares redeemed
Class A	(14,439,922)	(11,789,689)
Class I	(2,281,763)	(12,084,606)
Fees from redemptions	1,662	8,771
Net increase (decrease) from Fund share transactions	(8,691,067)	37,454,887
Net increase (decrease) in net assets	(11,063,109)	41,766,247
NET ASSETS:
Beginning of period	90,799,868	49,033,621
End of period (including undistributed net investment income of $659,396 and $499,401, respectively)	$79,736,759	$90,799,868

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2005		April 1, 2004 through October 31,		Year Ended March 31,
	(Unaudited)		2004		2004	2003	2002	2001	2000
Net Asset Value, beginning of period	$2.69		$2.53		$2.41	$4.25	$7.66	$23.00	$18.52
Net investment income (loss) (1)(2)	0.00	(8)	(0.03)		(0.08)	(0.06)	(0.07)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investments (2)	0.17		0.19		0.20	(1.75)	(3.34)	(13.33)	8.41
Total income (loss) from investment operations	0.17		0.16		0.12	(1.81)	(3.41)	(13.47)	8.30
Capital effect of dividend reinvestment	-		-		-	-	-	(0.27)	(0.47)
Less distributions:
From net realized gains on investments	-		-		-	-	-	(1.60)	(3.35)
From net investment income	(0.00	)(8)	-		-	(0.03)	-	-	-
Total Distributions	(0.00)		-		-	(0.03)	-	(1.60)	(3.35)
Net Asset Value, end of period	$2.86		$2.69		$2.53	$2.41	$4.25	$7.66	$23.00
Market Value, end of year	$-		$-		$2.360	$1.970	$3.970	$6.750	$17.375
Total Return	6.40	%(5)	6.32	%(5)	19.80%	(49.75)%	(41.19)%	(54.60)%	46.77%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$30,891		$24,688		$36,930	$35,122	$62,042	$111,737	$306,738
Ratio of net investment income to average net assets	0.66	%(4)	(1.80	)%(4)	(3.25)%	(2.21)%	(1.11)%	(0.84)%	(0.55)%
Ratio of expenses to average net assets (1)(3)	1.62	%(4)	2.37	%(4)	3.31%	2.93%	2.13%	1.61%	1.60%
Ratio of expenses to average net assets (1)	1.62	%(7)	2.30	%(4)(6)	3.25%	2.82%	1.85%	1.48%	1.54%
Portfolio turnover rate	57	%(5)	204	%(5)	605%	1,024%	778%	216%	65%
Redemption fees per share	-	(8)	-	(8)	-	-	-	-	-

  (1)  The net expenses of the Fund reflect a waiver of fees by an affiliate of the investment advisor. Had such an action not been taken, the net loss per share and the operating expenses ratios would have been:

Net investment loss per share	$(0.02)	$(0.06)	$(0.08)	$(0.07)	$(0.08)	$(0.18)	$(0.18)
Ratio of expenses to average net assets	3.26%	3.73%	3.50%	3.07%	2.10%	1.86%	1.85%
Ratio of gross expenses to average net assets	3.26%	3.80%	3.56%	3.18%	2.38%	1.99%	1.91%

  (2)  Based on average shares outstanding during the period.

  (3)  Ratio of expenses not including the effect of the expense offset arrangement, but after waiver of fees by an affiliate of the investment advisor.

  (4)  Annualized.

  (5)  Not Annualized.

  (6)  Ratio of expenses including the effect of the expense offset arrangement and waiver of fees by an affiliate of the investment advisor. The current expenses of the period April 1, 2004 to October 31, 2004 exceed the expense cap of 1.75% due to the expense reimbursement not starting until July 1, 2004.

  (7)  Ratio of expenses including the effect of the expense offset arrangement and waiver of fees by an affiliate of the investment advisor. The current expenses for the six months ended April 30, 2005 exceed the expense cap of 1.40% due to the expense reimbursement changing effective March 1, 2005.

  (8)  Amounts are less than $0.01 per share.

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global Equity Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class I
	Period Ended April 30, 2005(7) (Unaudited)
Net Asset Value, beginning of period	$3.08
Net investment income	0.01
Net realized and unrealized loss on investments	(0.22)
Total income (loss) from investment operations	(0.21)
Net Asset Value, end of period	$2.87
Total Return	(6.82	)%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$11,574
Ratio of net investment income to average net assets	3.02	%(4)
Ratio of expenses to average net assets (1)(3)	1.16	%(4)
Ratio of expenses to average net assets (1)	1.15	%(4)
Portfolio turnover rate	57	%(5)
Redemption fees per share	-	(6)

  (1)  The net expenses of the Fund reflect a waiver of fees by an affiliate of the investment advisor. Had such an action not been taken, the net loss per share and the operating expenses ratios would have been:

Net investment loss per share	$(0.08)
Ratio of expenses to average net assets	3.16%
Ratio of gross expenses to average net assets	3.17%

  (2)  Based on average shares outstanding during the period.

  (3)  Ratio of expenses not including the effect of the expense offset arrangement and waiver of fees by an affiliate of the investment advisor.

  (4)  Annualized.

  (5)  Not Annualized.

  (6)  Amounts are less than 0.01 per share.

  (7)  Class I shares commenced operations on March 14, 2005.

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30,		Year Ended October 31,
	2005
	(Unaudited)		2004	2003	2002(1)	2001	2000
Net Asset Value, beginning of period	$28.99		$24.45	$19.60	$19.95	$25.06	$21.80
Income (loss) from investment operations:
Net investment income	0.16		0.16	0.24	0.11	0.07	0.05
Net realized and unrealized gain (loss) on investments	2.68		4.71	4.93	(0.46)	(5.18)	5.04
Total income (loss) from investment operations	2.84		4.87	5.17	(0.35)	(5.11)	5.09
Less distributions:
From net realized gains on investments	(0.58)		-	-	-	-	(1.76)
From net investment income	(0.45)		(0.33)	(0.32)	-	-	(0.07)
Total Distributions	(1.03)		(0.33)	(0.32)	-	-	(1.83)
Net Asset Value, end of period	$30.80		$28.99	$24.45	$19.60	$19.95	$25.06
Total Return	9.75	%(6)	20.05%	26.78%	(1.75)%	(20.49)%	24.60%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$5,896,815		$3,721,409	$1,705,074	$615,897	$287,174	$234,482
Ratio of net investment income to average net assets	1.02	%(2)	0.58%	0.83%	0.49%	0.36%	0.32%
Ratio of expenses to average net assets (1)	1.33	%(2)	1.35%	1.37%	1.51%	1.53%	1.42%
Ratio of expenses to average net assets	1.32	%(2)	1.32%	1.31%	1.43%	1.40%	1.37	%(3)
Portfolio turnover rate	16	%(6)	100%	114%	93%	89%	72%
Redemption fees per share (4)	-	(5)	- (5)	$0.01	-	-	-

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Annualized.

  (3)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratio would have been 1.52% for the year ended October 31, 2000.

  (4)  Based on average shares outstanding during the period.

  (5)  Amount is less than $0.01 per share.

  (6)  Not annualized.

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer International Equity Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30,		Year Ended October 31,				Period Ended
	2005						October 31,
	(Unaudited)		2004	2003	2002	2001	2000(1)
Net Asset Value, beginning of period	$29.47		$24.79	$19.79	$20.08	$25.16	$22.19
Income (loss) from investment operations:
Net investment income	0.20		0.23	0.28	0.21	0.14	0.22
Net realized and unrealized gain (loss) on investments	2.73		4.79	5.05	(0.45)	(5.16)	2.75
Total income (loss) from investment operations	2.93		5.02	5.33	(0.24)	(5.02)	2.97
Less distributions:
From net realized gains on investments	(0.58)		-	-	-	-	-
From net investment income	(0.47)		(0.34)	(0.33)	(0.05)	(0.06)	-	(2)
Total Distributions	(1.05)		(0.34)	(0.33)	(0.05)	(0.06)	-
Net Asset Value, end of period	$31.35		$29.47	$24.79	$19.79	$20.08	$25.16
Total Return	9.83	%(7)	20.39%	27.39%	(1.21)%	(20.10)%	13.53%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$6,412,462		$3,844,713	$1,114,010	$415,159	$219,614	$164,665
Ratio of net investment income to average net assets	1.29	%(3)	0.87%	1.16%	0.99%	0.86%	1.10%
Ratio of expenses to average net assets(4)	1.06	%(3)	1.08%	1.08%	1.00%	1.02%	0.88	%(3)
Ratio of expenses to average net assets	1.05	%(3)	1.05%	1.02%	0.92%	0.89%	0.83	%(3)(5)
Portfolio turnover rate	16	%(6)(7)	100%	114%	93%	89%	72%
Redemption fees per share (6)	-	(2)	- (2)	$0.01	-	-	-

  (1)  Class I shares commenced operations on November 17, 1999. The opening net asset value per share was equal to the net asset value of Class A shares on the day prior to commencement of operations.

  (2)  Amount is less than $0.01 per share.

  (3)  Annualized.

  (4)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (5)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratio would have been 0.98% for the period ended October 31, 2000.

  (6)  Based on average shares outstanding during the period.

  (7)  Not annualized.

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Total Return Bond Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30,		Year Ended October 31,
	2005
	(Unaudited)(7)		2004	2003	2002(1)		2001		2000
Net Asset Value, beginning of period	$13.37		$13.34	$12.55	$12.10		$11.09		$11.48
Income (loss) from investment operations:
Net investment income	0.22		0.37	0.30	0.44		0.54		0.53
Net realized and unrealized gain (loss) on investments	0.23		0.35	0.92	0.49		0.95		(0.44)
Total income from investment operations	0.45		0.72	1.22	0.93		1.49		0.09
Less distributions:
From net realized gains on investments	(0.09)		(0.23)	(0.11)	-		-		-
From net investment income	(0.24)		(0.46)	(0.32)	(0.47)		(0.36)		(0.26)
From capital (Note 1)	-		-	-	(0.01)		(0.12)		(0.22)
Total Distributions	(0.33)		(0.69)	(0.43)	(0.48)		(0.48)		(0.48)
Net Asset Value, end of period	$13.49		$13.37	$13.34	$12.55		$12.10		$11.09
Total Return	3.48	%(8)	5.50%	9.83%	7.86%		13.73%		0.82%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$66,644		$58,823	$63,449	$33,858		$24,119		$21,794
Ratio of net investment income to average net assets	3.26	%(3)	2.79%	2.24%	3.65%		4.70%		4.80%
Ratio of expenses to average net assets (2)	0.87	%(3)	1.17%	1.16%	1.28%		1.16%		1.28%
Ratio of expenses to average net assets	0.86	%(3)(4)	1.17%	1.16%	1.28	%(4)	1.16	%(4)	1.27	%(4)
Portfolio turnover rate	58	%(8)	69%	160%	156%		96%		79%
Redemption fees per share (5)	-	(6)	- (6)	$0.01	-		-		-

  (1)  The fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 3.63% to 3.65%. Per share data and ratios for the periods prior to November 1, 2002 have not been restated to reflect this change in presentation.

  (2)  Expense ratio without taking into consideration any reductions related to custody offset arrangement.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratios would have been 0.99%,1.38%, 1.49%, and 1.60% for the periods ended Aprill 30, 2005 and October 31, 2002, 2001, and 2000, respectively.

  (5)  Based on average shares outstanding during the period.

  (6)  Amount is less than $0.01 per share.

  (7)  On February 29, 2004 the Julius Baer Global Income Fund changed its name to Julius Baer Total Return Bond Fund.

  (8)  Not annualized.

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Total Return Bond Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30,		Year Ended October 31,						Period Ended
	2005								October 31,
	(Unaudited)(8)		2004	2003	2002(1)		2001		2000(2)
Net Asset Value, beginning of period	$13.41		$13.37	$12.56	$12.07		$11.03		$11.54
Income (loss) from investment operations:
Net investment income	0.25		0.41	0.37	0.48		0.59		0.47
Net realized and unrealized gain (loss) on investments	0.23		0.34	0.89	0.50		0.94		(0.49)
Total income (loss) from investment operations	0.48		0.75	1.26	0.98		1.53		(0.02)
Less distributions:
From net realized gains on investments	(0.10)		(0.23)	(0.11)	-		-		-
From net investment income	(0.24)		(0.48)	(0.34)	(0.48)		(0.39)		(0.28)
From capital (Note 1)	-		-	-	(0.01)		(0.10)		(0.21)
Total Distributions	(0.34)		(0.71)	(0.45)	(0.49)		(0.49)		(0.49)
Net Asset Value, end of period	$13.55		$13.41	$13.37	$12.56		$12.07		$11.03
Total Return	3.59	%(9)	5.82%	10.19%	8.41%		14.20%		(0.14)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$111,989		$31,862	$14,188	$1,167		$538		$654
Ratio of net investment income to average net assets	3.74	%(4)	3.08%	2.50%	4.00%		5.13%		4.39	%(4)
Ratio of expenses to average net assets (3)	0.53	%(4)	0.88%	0.90%	0.85%		0.74%		1.67	%(4)
Ratio of expenses to average net assets	0.52%(3)(4)(5)		0.88%	0.89%	0.85	%(5)	0.74	%(5)	1.66	%(4)(5)
Portfolio turnover rate	58	%(9)	69%	160%	156%		96%		79%
Redemption fees per share (6)	-	(7)	- (7)	- (7)	-		-		-

  (1)  The fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 3.98% to 4.00%. Per share data and ratios for the periods prior to November 1, 2002 have not been restated to reflect this change in presentation.

  (2)  Class I shares commenced operations on November 17, 1999. The opening net asset value per share was equal to the ending net asset value of Class A shares on the day prior to commencement of operations.

  (3)  Expense ratio without taking into consideration any reductions related to custody offset arrangement.

  (4)  Annualized.

  (5)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratios would have been 0.70%, 0.95%, 1.07%, and 1.99% for periods ended April 30, 2005 and October 31, 2002, 2001 and 2000, respectively.

  (6)  Based on average shares outstanding during the period.

  (7)  Amount is less than $0.01 per share.

  (8)  On February 29, 2004 the Julius Baer Global Income Fund changed its name to Julius Baer Total Return Bond Fund.

  (9)  Not annualized.

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2005 (Unaudited)		Year Ended October 31, 2004	Period Ended October 31, 2003(1)
Net Asset Value, beginning of period	$12.07		$11.43	$10.00
Income from investment operations:
Net investment income (2)	0.39		0.70	0.64
Net realized and unrealized gain (loss) on investments	(0.24)		0.72	1.37
Total income from investment operations	0.15		1.42	2.01
Less distributions:
From net realized gains on investments	(0.15)		(0.07)	-
From net investment income	(0.37)		(0.71)	(0.58)
Total Distributions	(0.52)		(0.78)	(0.58)
Net Asset Value, end of period	$11.70		$12.07	$11.43
Total Return	1.21	%(7)	12.87%	20.57%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$36,523		$45,164	$28,195
Ratio of net investment income to average net assets	6.42	%(3)	5.97%	6.71	%(3)
Ratio of expenses to average net assets (4)	1.28	%(3)	1.24%	1.26	%(3)
Ratio of expenses to average net assets	1.25	%(3)(5)	1.25%	1.25	%(3)(5)
Portfolio turnover rate	53	%(7)	93%	83%
Redemption fees per share (2)	-		- (6)	-

  (1)  Class A shares commenced operations on December 17, 2002.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement and reimbursement of expense previously assumed by the adviser.

  (5)  The net expenses of the fund reflect a waiver by the Fund's investment adviser. Had such action not been taken, the operating expenses ratios would have been 1.28% and 1.95% for the periods ended April 30, 2005 and October 31, 2003.

  (6)  Amount is less than 0.01 per share.

  (7)  Not annualized.

See Notes to Financial Statements.

JULIUS BAER FUNDS

Julius Baer Global High Yield Bond Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2005 (Unaudited)		Year Ended October 31, 2004	Period Ended October 31, 2003(1)
Net Asset Value, beginning of period	$12.01		$11.36	$10.00
Income from investment operations:
Net investment income (2)	0.40		0.73	0.57
Net realized and unrealized gain (loss) on investments	(0.23)		0.72	1.35
Total income from investment operations	0.17		1.45	1.92
Less distributions:
From net realized gains on investments	(0.15)		(0.07)	-
From net investment income	(0.39)		(0.73)	(0.56)
Total Distributions	(0.54)		(0.80)	(0.56)
Net Asset Value, end of period	$11.64		$12.01	$11.36
Total Return	1.32	%(7)	13.28%	19.66%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$43,214		$45,636	$20,839
Ratio of net investment income to average net assets	6.69	%(3)	6.24%	6.91	%(3)
Ratio of expenses to average net assets (4)	1.03	%(3)	0.97%	1.02	%(3)
Ratio of expenses to average net assets	1.00	%(3)	1.00%	1.00	%(3)(5)
Portfolio turnover rate	53	%(7)	93%	83%
Redemption fees per share (2)	-	(6)	- (6)	-

  (1)  Class I shares commenced operations on January 30, 2003.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement and reimbursement of expense previously assumed by the Fund's investment adviser.

  (5)  The expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such an action not been taken, the operating expense ratios would have been 1.02% and 1.41% for the periods April 30, 2005 and October 31, 2003.

  (6)  Amount is less than $0.01 per share.

  (7)  Not annualized.

See Notes to Financial Statements.

JULIUS BAER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

The Julius Baer Funds consist of the Julius Baer Global Equity Fund Inc. ("Global Equity Fund") and the Julius Baer Investment Funds ( the "Trust").

Global Equity Fund was incorporated under the laws of the State of Maryland on May 23, 1990 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust is registered with the SEC under the 1940 Act, as an open-end management investment company. As of April 30, 2005, the Trust offered three investment funds: Julius Baer International Equity Fund (the "International Equity Fund"), Julius Baer Total Return Bond Fund (the "Total Return Fund"), and Julius Baer Global High Yield Bond Fund (the "High Yield Bond Fund"). The Trust is a Massachusetts business trust.

Consequentially, as of April 30, 2005, the Julius Baer Funds consisted of four funds (each a "Fund" and together, the "Funds").

Each Fund offers two share classes, Class A and Class I. The two classes of shares are offered to different types of investors and have different expense structures, as outlined in the Prospectus of the Global Equity Fund or the Trust. Each class of shares has exclusive voting rights with respect to matters that affect that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Class I shares commenced operations on November 17, 1999 for the Total Return Fund and the International Equity Fund, on January 30, 2003 for the High Yield Bond Fund and on March 14, 2005 for the Global Equity Fund.

The Global Equity Fund's investment objective is to maximize total return through capital appreciation. The International Equity Fund's investment objective is long-term growth of capital from primarily investing in a diversified portfolio of common stocks of foreign issuers of all sizes. The Total Return Fund's investment objective is to maximize current income consistent with the protection of principal by investing in a non-diversified portfolio of high quality fixed income securities of governmental, supranational and corporate issuers denominated in various currencies, including United States (U.S.) dollars. The High Yield Bond Fund's investment objective is to maximize total return, principally through a high level of current income, and secondarily through capital appreciation by investing in a diversified portfolio of below investment grade, fixed income securities (commonly know as "junk bonds") of issues located throughout the world.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

Portfolio valuation: Each Fund's investments are valued at market. A security which is traded primarily on a U.S. or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time that a value was so established is likely to have changed such value including substantial changes in the values in U.S. markets subsequent to the close of a foreign market, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund's Board of Director's, the Trust's Board of Trustees (each "Board" and collectively, the "Boards") or their respective delegates. Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the respective Board. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the respective Board. The Boards have identified certain circumstances in which the use of fair value pricing

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NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds' Pricing Committees may determine the fair value price based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets. Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund's available cash, subject to an obligation of the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund's holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks.

Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase trade date and sale trade date is included in realized gains and losses on security transactions.

Forward foreign currency contracts: Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to hedge the fund's portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor. With respect to a Fund's obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will either deposit with its custodian in a segregated account cash or other liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Financial Futures Contracts: In order to gain exposure to or protect against changes in security values, the Global Equity Fund, the International Equity Fund and the High Yield Bond Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by these Funds and the prices of future contracts, and the possibility of an illiquid market.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Options: The Funds may write options to generate current income or as hedges to reduce investment risk. Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, a Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which that Fund purchased upon exercise. The Funds will write only covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid.

The International Equity Fund and the High Yield Bond Fund may purchase and sell call and put options on stock indices. A Fund's possible loss, in either case, will be limited to the premium paid for the option, plus related transaction costs. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, a Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.

Swaps: The Funds may enter into interest rate, currency, index and total return swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount

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NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

of the two payments. Inasmuch as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Securities Lending: The International Equity Fund has established a securities lending agreement with Investors Bank & Trust Company in which this Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. This Fund may loan securities to brokers, dealers, and financial institutions determined by Julius Baer to be creditworthy, subject to certain limitations. Under the agreement, this Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and this Fund invests the cash and receives any interest on the amount invested, but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, the International Equity Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The International Equity Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts. Dividend income is recorded in the statement of operations on the ex-dividend date or when the Fund becomes aware of dividend distribution. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. The Total Return Fund and the High Yield Bond Fund declare and pay monthly dividends. The International Equity Fund and the Global Equity Fund declare and pay dividends from its net investment income, if any, annually. The Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Boards to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

Federal income taxes: The Global Equity Fund and the Trust intend that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

2.  Investment Advisory Fee and Other Transactions

Julius Baer Investment Management LLC ("JBIM" or "Adviser") serves as the investment adviser. The Global Equity Fund pays JBIM a fee at an annual rate of 0.90% of average daily net assets. Effective April 1, 2005, the International Equity Fund pays JBIM a fee at an annual rate of 0.90% for the first $7.5 billion dollars of average daily next assets, 0.88% for the next $2.5 billion dollars of average daily net assets and 0.85% for average daily net assets over $10.0 billion dollars. Prior to April 1, 2005, the International Equity Fund paid JBIM a fee at an annual rate of 0.90% of daily average net assets. Effective December 31, 2004, the Total Return Fund pays JBIM a fee at an annual rate of 0.45% of average daily net assets. From March 1, 2003 to December 31, 2004, the Total Return Fund paid JBIM a fee at an annual rate of 0.65% of average daily net assets. The High Yield Bond Fund pays JBIM a fee at an annual rate of 0.75% of average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

At a meeting held on December 8, 2004, the Board of the Trust approved the renewals of the Investment Advisory Agreements (each an "Agreement" and collectively, the "Agreements") with the Adviser for the Total Return Bond Fund, International Equity Fund and High Yield Bond Fund (each a "JBIF Fund" and collectively, the "JBIF Funds"). The Adviser also contractually agreed to reimburse certain expenses of the Total Return Bond Fund, commencing January 1, 2005 through February 28, 2006. The Board noted that the Adviser also had agreed previously to reimburse certain expenses of the High Yield Bond Fund through February 28, 2006.

In determining whether to approve the renewals to the Agreements, the Board, including all of the Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the "Independent Trustees"), reviewed and considered, among other items: (1) a guide from independent counsel setting forth the Board's fiduciary duties, responsibilities and the factors the Board should consider in its evaluation of the renewals of the Agreements; (2) comparative information, comparing each JBIF Fund's proposed advisory fees, expenses and returns to those of its relevant peer group; (3) the Adviser's complete Form ADV; (4) the Adviser's Financial Statements for December 31, 2003 and 2002; and (5) reports of and presentations by representatives of the Adviser that described: (i) the nature, extent and quality of the Adviser's services provided to their respective JBIF Funds; (ii) the experience and qualifications of the personnel providing those services; (iii) their investment advice and performance; (iv) their assets under management and client descriptions; (v) their soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the current and proposed advisory fee arrangements with the JBIF Funds and other similarly managed clients; (vii) compliance program information; (viii) the Adviser's financial information and profitability analysis related to providing services to the JBIF Funds; (ix) fees and other benefits; (x) methodologies to allocate securities among the JBIF Funds; (xi) outstanding lawsuits; (xi) breakpoints; and (xiii) the extent to which economies of scale are relevant to the JBIF Funds.

At a meeting held on March 16, 2005, the Board of Trustees of the Trust approved an amendment to the International Equity Fund's Agreement to include breakpoints reducing the investment advisory fees on the International Equity Fund's net assets over $7.5 billion. In determining whether to amend the International Equity Fund's Agreement to include breakpoints, the Board, including all of the Independent Trustees, reviewed and considered the materials presented at the December 8, 2004 meeting of the Board. In addition, the Board reviewed a breakpoint analysis prepared by the Adviser, additional advisory fee comparisons and profitability analyses for the International Equity Fund for both the fiscal year ending October 31, 2004 and a forecast for the fiscal year ended 2005. The Trustees discussed the written materials and the Adviser's presentations and deliberated on the renewal of the Agreements in light of this information. In the deliberations, the Trustees did not identify any single piece of information that was all important or controlling but gave significant weight to the relative investment performance of the JBIF Funds along with consideration of the other relevant factors.

The Board, including all of the Independent Trustees, reached the following conclusions, among others, regarding the Adviser and the respective renewals: the Adviser has the capabilities, resources and personnel necessary to manage the JBIF Funds; the Board is satisfied with the quality of services provided by the Adviser in advising the JBIF Funds; the proposed management/advisory fees for the JBIF Funds are reasonable as compared to the median and the average fees paid by comparable funds in their respective peer groups; the proposed total annual portfolio operating expenses to be paid by the JBIF Funds are reasonable as compared to the median and average expenses paid by comparable funds in their respective peer group; the performance of the JBIF Funds are reasonable in comparison with their benchmark indices and other mutual funds in their peer groups; the expected profit of the Adviser for advisory services, based on the proposed fees, seems reasonable based on the data provided; and the benefits derived by the Adviser from managing the JBIF Funds, including how each uses soft dollars, the ways in which they conduct portfolio transactions and select brokers are reasonable.

Based upon the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the Independent Trustee, determined that the terms of the renewals to the Agreements were fair to, and in the best interests of the JBIF Funds and their shareholders.

The Board of the Global Equity Fund is not scheduled to consider the approval of the renewal of its Investment Advisory Agreement with the Adviser until the March 2006 meeting of the Board.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

Commencing March 31, 2005, January 1, 2005 and November 1, 2002, the Adviser has contractually agreed to reimburse certain expenses of the Global Equity Fund, the Total Return Fund and the High Yield Bond Fund through February 28, 2006, so that the net operating expenses of the each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average net assets are limited (the "Expense Limit") as specified in the table below. In addition, the Global Equity Fund, the Total Return Fund and the High Yield Bond Fund have agreed to repay the Adviser for expenses reimbursed to the each Fund provided that repayment does not cause the any Fund's annual operating expenses to exceed the Expense Limit. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The table below specifies the reimbursement paid by each Fund to the Adviser for the six months ended April 30, 2005 and the Adviser's contingent liability as of April 30, 2005.

	Expense Limit		Prior Year Contingent	Reimbursement Amounts (repaid) to or made by	Current Year Contingent
Fund	Class A	Class I	Liability	Investment Adviser	Liability
Global Equity Fund	1.40%	1.15%	$253,584	$257,268	$510,852
Total Return Fund	0.69	0.44	-	103,162	103,162
High Yield Bond Fund	1.25	1.00	81,423	11,049	92,472

For the six months ended April 30, 2005, the International Equity Fund incurred total brokerage commissions of $13,460,382 of which $439,559 was paid to Kepler Equities, an affiliated broker dealer of the Adviser.

During the six months ended April 30, 2005, the Adviser reimbursed the High Yield Bond Fund for losses incurred on certain security transactions in the amount of $14,038.

The Funds entered into expense offset arrangements as part of their custody agreement with Investors Bank and Trust Company. Under this agreement, the custody fees were reduced by $654, $528,208, $6,212 and $12,822 respectively for the Global Equity Fund, International Equity Fund, Total Return Fund and the High Yield Bond Fund.

3.  Distribution and Shareholder Servicing Plan

The Funds have adopted a Shareholder Services Plan and a Distribution Plan (the "Plans") for the Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Funds may compensate certain financial institutions, including the distributor, for certain distribution, shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of each of the Funds' Class A shares. A Fund may expend an aggregate amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of a Fund attributable to Class A Shares. The Adviser may pay additional marketing and other distribution costs out of their profits.

Quasar Distributors, LLC ("Quasar" or "Distributor") is the Distributor of the Funds' shares.

Under their terms, Global Equity Fund's Plans shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Directors and a majority of those Directors who are not "interested persons" of the Global Equity Fund and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans. Under their terms, the Trust's Plans shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

4.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales (including paydowns) of securities, excluding U.S. Government securities and short-term investments, during the six months ended April 30, 2005 were as follows:

	Cost of Purchases	Proceeds from Sales
Global Equity Fund	$33,942,620	$17,558,206
International Equity Fund	5,414,897,708	1,533,169,774
Total Return Fund	166,525,706	69,504,457
High Yield Bond Fund	41,391,753	54,128,032

Cost of purchases and proceeds from sales of long-term U.S. Government securities during the six months ended April 30, 2005 were $65,897,133 and $35,813,556, respectively for the Total Return Fund.

At April 30, 2005, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Global Equity Fund	$39,672,181	$2,329,159	$(1,025,719)	$1,303,440
International Equity Fund	12,689,491,533	1,653,019,463	(213,694,533)	1,439,324,930
Total Return Fund	171,806,671	2,274,013	(855,008)	1,419,005
High Yield Bond Fund	69,763,473	2,311,344	(1,146,225)	1,165,119

5.  Shares of Beneficial Interest

The Funds may issue an unlimited number of shares of beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest on the Global Equity Fund, the International Equity Fund, the Total Return Fund and the High Yield Bond Fund were as follows:

	Six Month Period Ended April 30, 2005		April 1, 2004 through October 31, 2004
	Shares	Amount	Shares	Amount
Global Equity Fund:
Class A
Sold	3,723,016	$10,955,255	1,988,927	$5,162,223
Issued as reinvestment of dividends	5,948	17,724	-	-
Redeemed	(2,092,322)	(6,124,500)	(7,406,141)	(18,827,878)
Net increase (decrease)	1,636,642	$4,848,479	(5,417,214)	$(13,665,655)

Class I
Sold	4,259,663	$12,628,783	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(223,469)	(645,826)	-	-
Net increase	4,036,194	$11,982,957	-	$-

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NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

	Six Month Period Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Amount	Shares	Amount
International Equity Fund:
Class A
Sold	71,318,011	$2,245,096,141	72,714,775	$1,958,704,970
Issued as reinvestment of dividends	4,473,703	140,295,305	960,439	25,098,025
Redeemed	(12,678,656)	(398,609,092)	(15,066,464)	(408,277,032)
Net increase	63,113,058	$1,986,782,354	58,608,750	$1,575,525,963

Class I
Sold	76,835,665	$2,444,855,575	94,185,598	$2,552,562,180
Issued as reinvestment of dividends	4,379,539	139,663,484	716,570	18,989,268
Redeemed	(7,135,908)	(228,844,075)	(9,339,545)	(261,009,432)
Net increase	74,079,296	$2,355,674,984	85,562,623	$2,310,542,016

Total Return Fund:
Class A
Sold	1,043,206	$14,065,980	953,045	$12,634,277
Issued as reinvestment of dividends	100,399	1,354,106	216,337	2,854,008
Redeemed	(605,644)	(8,192,284)	(1,523,290)	(20,205,546)
Net increase (decrease)	537,961	$7,227,802	(353,908)	$(4,717,261)

Class I
Sold	6,046,602	$81,960,937	1,677,042	$22,165,219
Issued as reinvestment of dividends	98,574	1,332,796	51,336	678,428
Redeemed	(257,447)	(3,505,501)	(413,348)	(5,549,155)
Net increase	5,887,729	$79,788,232	1,315,030	$17,294,492

High Yield Bond Fund:
Class A
Sold	445,915	$5,430,490	2,141,901	$25,429,644
Issued as reinvestment of dividends	114,186	1,381,309	131,481	1,543,575
Redeemed	(1,180,767)	(14,439,922)	(999,041)	(11,789,689)
Net increase (decrease)	(620,666)	$(7,628,123)	1,274,341	$15,183,530

Class I
Sold	81,136	$986,103	2,970,016	$33,964,975
Issued as reinvestment of dividends	19,221	231,054	32,591	382,217
Redeemed	(188,730)	(2,281,763)	(1,035,636)	(12,084,606)
Net increase (decrease)	(88,373)	$(1,064,606)	1,966,971	$22,262,586

*  Commenced operations on March 14, 2005

†  On July 1, 2004, the Fund delisted from the New York Stock Exchange and converted from a closed-end, non diversified investment company to an open-end diversified investment company. At the time of the conversion, the shares of the closed-end Fund were designated as Class A shares of the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

The Funds assess a redemption fee of 2% for shares redeemed within 90 days of purchase. For the six months ended April 30, 2005, the Global Equity Fund, International Equity Fund, the Total Return Fund and High Yield Bond Fund received redemption fees of $56, $344,403, $3,153 and $1,662 respectively which are disclosed in the statement of changes in net assets.

6.  Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

7.  Federal Tax Information

At October 31, 2004, the Global Equity Fund had $8,147,554, $92,632,637, $28,922,938 and $7,288,718 available as capital loss carryforwards which expire in 2008, 2009, 2010 and 2011, respectively.

The tax character of distributions paid for the year ended October 31, 2004 were as follows:

	International Equity Fund	Total Return Fund	High Yield Bond Fund
Ordinary Income	$49,724,845	$3,192,805	$5,379,480
Long Term Capital Gains	-	918,177	8,504

As of October 31, 2004, the components of Distributable Earnings on a tax basis for the Global Equity Fund were as follows:

Undistributed Ordinary Income	$20,185
Unrealized Appreciation	$1,171,199
Undistributed Long Term Capital Gains	$(136,991,847)

The difference between the components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the Global Equity Fund are primarily due to mark-to-market of forwards.

As of October 31, 2004, the components of Distributable Earnings on a tax basis for the Total Return Fund were as follows:

Undistributed Ordinary Income	$599,841
Unrealized Appreciation	$4,705,497
Undistributed Long Term Capital Gains	$687,781

The difference between the components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the Total Return Fund are primarily due to wash sales and marking-to-market of forwards. In addition, short-term capital gains are considered ordinary income for income tax purposes.

As of October 31, 2004, the components of Distributable Earnings on a tax basis for the International Equity Fund were as follows:

Undistributed Ordinary Income	$239,978,245
Unrealized Appreciation	$870,501,301
Undistributed Long Term Capital Gains	$72,653,704

JULIUS BAER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

The differences between components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the International Equity Fund are primarily due to wash sales, forwards, mark-to-market of passive foreign investment companies, futures and forwards.

As of October 31, 2004, the components of Distributable Earnings on a tax basis for the High Yield Bond Fund were as follows:

Undistributed Ordinary Income	$1,163,777
Unrealized Appreciation	$5,865,443
Undistributed Long Term Capital Gains	$30,929

The differences between components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the High Yield Bond Fund are primarily due to wash sales and marking-to-market of forwards. In addition, short-term capital gains are considered ordinary income for income tax purposes.

8.  Security Lending Agreement

The security lending income net of the loan rebate fee for the International Equity Fund amounted to $4,706,638 for the six months ended April 30, 2005 and is included in interest income in the statement of operations. At April 30, 2005 the value of the securities loaned and the value of the collateral amounted to approximately $2,085,314,426 and $2,207,049,374, respectively.

9.  Line of Credit

On March 21, 2005, the High Yield Bond Fund ( the "Borrower") entered into a Credit Agreement (the "Agreement") with Investors Bank & Trust Company (the "Bank"). The Agreement is a $10.0 million revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Borrower will pay interest on the principal amount of the Loans outstanding at a floating rate per annum equal to the Federal Funds Rate plus 0.75%. In addition, the Borrower shall pay to the Bank an annual commitment fee, in connection with the establishment and maintenance of the Credit Facility, at the rate of 0.10% per annum on the difference between $10.0 million and the average daily amount of Loans outstanding. During the period ended April 30, 2005, there were not borrowings on this line of credit.

10.  Financial Futures Contracts

The following financial futures contracts were outstanding on the International Equity Fund as of April 30, 2005:

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation (Depreciation)
International Equity Fund:	06/05	1040	NIKKEI 225	Long	$(8,537,755)
	06/05	580	TOPIX Index	Long	(3,608,393)
					$(12,146,148)

11.  Written Options

Activity in written options for the High Yield Bond Fund for the six months ended April 30, 2005 was as follows:

	Premium	Number of Contracts
Options outstanding at October 31, 2004	$-	-
Options written	78,956	7,000,250
Options Closed	(65,938)	(250)
Options outstanding at April 30, 2005	$13,018	7,000,000

JULIUS BAER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)-(Continued)

12.  Swaps

The International Equity Fund has entered into the following swap agreements:

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.30% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $5,387,499 at April 30, 2005.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $3,977,049 at April 30, 2005.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.37% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $6,146,408 at April 30, 2005.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $4,735,958 at April 30, 2005.

A Total Return Swap Agreement with ING Bank N.V. whereby this Fund will receive the notional amount mulipiled by the return on SC Impact Bucuresti, variable rate, 6 month Euribor + 6.5%, due 01/31/2009. In exchange, this Fund will pay the net coupon amounts on the notional amount converted into EUR at a specified FX rate. The value of the contract, which expires on March 1, 2009 is recorded as receivable for open swap contracts of $241 at April 30, 2005.

The High Yield Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with Merrill Lynch whereby this Fund will receive 0.40% of the notional amount of $2,500,000 semi-annually. The value of the contract, which terminates on June 20, 2010 is recorded as a payable for open swap agreements of $(97,656) at April 30, 2005.

A Credit Default Swap Agreement with Merrill Lynch whereby this Fund will receive 0.40% of the notional amount of $2,500,000 semi-annually. The value of the contract, which terminates on June 20, 2010 is recorded as a payable for open swap agreements of $(97,656) at April 30, 2005.

13.  Subsequent Events

Effective May 4, 2005, the International Equity Fund closed to new investors. The Fund will remain open to and shares will still be sold to existing shareholders and shareholders who invest through existing 401(k) programs and certain other shareholders as disclosed in the Fund's regulatory filings. JBIM has launched the Julius Baer International Equity Fund II which will offer Class A and Class I shares. This new no-load fund will seek long-term growth of capital by investing in shares of mid and large capitalization companies internationally.

During the month of May 2005, the High Yield Bond Fund Class I had a large redemption of shares which comprised of approximately 54% of this Fund. As a result, shareholders received a distribution of $0.31 per share in May 2005.

Additional Information Page

1.  Proxy Voting Policies

A description of the Funds' proxy voting policies and procedures is available without charge, upon request, (1) on the Fund's website at www.us-funds.juliusbaer.com and (2) on the SEC's (Securities and Exchange Commission) website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

2.  Quarterly Filing Requirements

The Fund files its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commision's web-site at www.sec.gov or on the Funds' website at www.us-funds.juliusbaer.com.

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Item 2. Code of Ethics.

The Registrant’s Code was amended on March 16, 2005 to include the International Equity Fund II as a portfolio of the Registrant.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics, dated March 16, 2005, is attached.

(a)(2)

Separate certifications for the Registrant’s of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(b)

Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Julius Baer Investment Funds

By (Signature and Title)	/s/ Tony Williams
Tony Williams President (Principal Executive Officer)

Date	6/20/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Tony Williams
Tony Williams President (Principal Executive Officer)

Date	6/20/05

By (Signature and Title)	/s/ Craig Giunta
Craig Giunta Treasurer, Secretary (Principal Financial Officer)

Date	6/20/05